                   PIMCO FUNDS PROSPECTUS




                 ---------------------------------------------------------------
PIMCO Funds      NFJ INVESTMENT GROUP                   NFJ Value 25 Fund
Multi-Manager    NFJ Equity Income Fund
Series           NFJ Value Fund

April 12, 2000

Share Classes

 .  Institutional

 .  Administrative





This cover is not part of the Prospectus               [PIMCO LOGO APPEARS HERE]

                 Prospectus

PIMCO            This Prospectus describes three mutual funds offered by PIMCO
Funds:           Funds: Multi-Manager Series. The Funds provide access to the
Multi-           professional investment advisory services offered by PIMCO
Manager          Advisors L.P. and its affiliate, NFJ Investment Group.
Series


April 12, 2000   This Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

Share            The Securities and Exchange Commission has not approved or
Classes          disapproved these securities or determined if this Prospectus
Institutional    is truthful or complete. Any representation to the contrary is
and              a criminal offense.
Administrative

1  PIMCO Funds: Multi-Manager Series

            Table of Contents

         Summary Information..............................................   3
         Fund Summaries
           NFJ Equity Income Fund.........................................   5
           NFJ Value Fund.................................................   7
           NFJ Value 25 Fund..............................................   9
         Summary of Principal Risks.......................................  11
         Management of the Funds..........................................  13
         Investment Options -- Institutional Class and Administrative
          Class Shares....................................................  15
         Purchases, Redemptions and Exchanges.............................  16
         How Fund Shares Are Priced.......................................  20
         Fund Distributions...............................................  21
         Tax Consequences.................................................  21
         Characteristics and Risks of Securities and Investment
          Techniques......................................................  22
         Financial Highlights.............................................  26

                                                                   Prospectus 2

            Summary Information


 The table below lists the investment objectives and certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5.

                                                                                                Approximate
                                                                                                Number of
  Sub-Adviser     Fund           Investment Objective    Main Investments                       Holdings
 ----------------------------------------------------------------------------------------------------------
  NFJ Investment  NFJ Equity     Current income as a     Income producing common stocks of         40-50
  Group           Income         primary objective;      companies with market capitalizations
                                 long-term growth of     of more than $2 billion
                                 capital as a secondary
                                 objective
             ----------------------------------------------------------------------------------------------
                  NFJ Value      Long-term growth of     Common stocks of companies with market     40
                                 capital and income      capitalizations of more than $2
                                                         billion that are undervalued relative
                                                         to the market and their industry
                                                         groups
             ----------------------------------------------------------------------------------------------
                  NFJ Value 25   Long-term growth of     Approximately 25 common stocks of          25
                                 capital and income      companies with market capitalizations
                                                         of between $1 billion and $5 billion
                                                         and below-average price-to-earnings
                                                         ratios relative to their industry
                                                         groups
 ----------------------------------------------------------------------------------------------------------

Fund           The following Fund Summaries identify each Fund's investment
Descriptions,  objective, principal investments and strategies, principal risks,
Performance    performance information and fees and expenses. A more detailed
and Fees       "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

               It is possible to lose money on investments in the Funds. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


3 PIMCO Funds: Multi-Manager Series

                      (This page intentionally left blank)

                                                                   Prospectus 4

            NFJ Equity Income Fund

-------------------------------------------------------------------------------
Principal     Investment ObjectiveFund Focus              Approximate
Investments   Seeks current       Income producing        Capitalization
and           income as a         common stocks           Range
Strategies    primary             with potential          More than $2
              objective, and      for capital             billion
              long-term growth    appreciation
              of capital as a
              secondary           Approximate             Dividend
              objective           Number of               Frequency
                                  Holdings                Quarterly
                                  40-50


            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in income-producing (e.g., dividend-paying) common stocks of companies with market capitalizations of more than $2 billion at the time of investment.

             The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. From this group of stocks, the Fund buys approximately 25 stocks with the highest dividend yields. The portfolio managers then screen the most undervalued companies in each industry by dividend yield to identify the highest yielding stocks in each industry. From this group, the Fund buys approximately 25 additional stocks with the lowest P/E ratios.

             In selecting stocks, the portfolio managers consider quantitative factors such as price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The portfolio managers may replace a stock when a stock within the same industry group has a considerably higher dividend yield or lower valuation than the Fund's current holding.

             Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

-------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Market Risk          . Value Securities Risk . Management Risk
              . Issuer Risk          . Credit Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

-------------------------------------------------------------------------------
Performance The Fund does not yet have a full calendar year of performance. Information Thus, no bar chart or average annual total returns table is included for the Fund.

5 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund


            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
            ------------------------------------------------------------------
         Institutional   0.45%    None           0.25%         0.70%
            ------------------------------------------------------------------
         Administrative  0.45     0.25%          0.25          0.95
            ------------------------------------------------------------------
            (1) Other Expenses is based on estimated amounts for the current fiscal year and reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3
            ------------------------------------------------------------------
         Institutional   $72      $224
            ------------------------------------------------------------------
         Administrative   97       303
            ------------------------------------------------------------------

                                                                   Prospectus 6

            NFJ Value Fund

-------------------------------------------------------------------------------
Principal     Investment ObjectiveFund Focus              Approximate
Investments   Seeks long-term     Undervalued             Capitalization Range
and           growth of capital   larger                  More than $2 billion
Strategies    and income          capitalization
                                  common stocks

                                                          Dividend Frequency
                                                          Quarterly

                                  Approximate
                                  Number of
                                  Holdings
                                  40

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $2 billion at the time of investment and below average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

             The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. After narrowing this universe to approximately 150 candidates, the portfolio managers select approximately 40 stocks for the Fund, each representing a different industry group. The portfolio managers select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The Fund's portfolio is generally rebalanced quarterly. The portfolio managers may also replace a stock when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

             Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

-------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

            .Market Risk       .Value Securities Risk    .Management Risk
            .Issuer Risk       .Credit Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

-------------------------------------------------------------------------------
Performance The Fund does not yet have a full calendar year of performance. Information Thus, no bar chart or average annual total returns table is included for the Fund.


7 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)
                                                          None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
            ------------------------------------------------------------------
         Institutional   0.45%    None           0.25%         0.70%
            ------------------------------------------------------------------
         Administrative  0.45     0.25%          0.25          0.95
            ------------------------------------------------------------------
            (1) Other Expenses is based on estimated amounts for the current fiscal year and reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3
            ------------------------------------------------------------------
         Institutional   $72      $224
            ------------------------------------------------------------------
         Administrative   97       303
            ------------------------------------------------------------------

                                                                   Prospectus 8

            NFJ Value 25 Fund


--------------------------------------------------------------------------------
Principal     Investment Objective
Investments   Seeks long-term      Fund Focus             Approximate
and           growth of            Undervalued            Capitalization Range
Strategies    capital and          medium                 Between $1 billion and
              income               capitalization         $5 billion
                                   common stocks



                                 Approximate Number     Dividend Frequency
                                 of Holdings            At least annually
                                 25

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of between $1 billion and $5 billion at the time of investment and below average P/E ratios relative to their respective industry groups. The Fund normally invests in approximately 25 common stocks. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

              The Fund's initial selection universe consists of approximately
            600 stocks of companies within the Fund's capitalization range. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. The portfolio managers then select approximately 25 stocks, each representing a different industry group. Each stock has close to equal weighting in the portfolio. The portfolio managers select stocks based on an analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields and trading liquidity. The Fund's portfolio is generally rebalanced quarterly. The portfolio managers may also replace a stock when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

              Under normal circumstances, the Fund intends to be fully
            invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 25% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Market Risk           . Smaller Company Risk   . Credit Risk
              . Issuer Risk           . Liquidity Risk         . Management Risk
              . Value Securities Risk . Focused Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund does not yet have a full calendar year of performance. Information Thus, no bar chart or average annual total returns table is included for the Fund.

9 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
            ------------------------------------------------------------------
         Institutional   0.50%    None           0.25%         0.75%
            ------------------------------------------------------------------
         Administrative  0.50     0.25%          0.25          1.00
            ------------------------------------------------------------------
            (1)  Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

          Share Class   Year 1   Year 3
            ------------------------------------------------------------------
         Institutional   $ 77     $240
            ------------------------------------------------------------------
         Administrative   102      318
            ------------------------------------------------------------------

                                                                   Prospectus 10

            Summary of Principal Risks

            The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Market      The market price of securities owned by a Fund may go up or down,
Risk        sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer      The value of a security may also decline for a number of reasons
Risk        which directly relate to the issuer, such as management
            performance, financial leverage and reduced demand for the issuer's goods or services.

Value       The Funds place particular emphasis on investing in securities of
Securities  companies that may not be expected to experience significant
Risk        earnings growth, but whose securities its portfolio manager believes are selling at a price lower than their true value (value securities). Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Smaller     The general risks associated with equity securities and liquidity
Company     risk are particularly pronounced for securities of companies with
Risk        smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.
            The NFJ Value 25 Fund may have significant exposure to this risk because it invests substantial assets in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than the largest companies.

11 PIMCO Funds: Multi-Manager Series

Liquidity   All of the Funds are subject to liquidity risk. Liquidity risk
Risk        exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Focused     Focusing Fund investments in a small number of issuers, industries
Investment  or foreign currencies increases risk. Funds, such as the NFJ Value
Risk        25 Fund, that invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. Also, the Funds may from time to time have greater risk because they invest a substantial portion of their assets in related industries such as "technology" or "financial and business services."

Credit      All of the Funds are subject to credit risk. This is the risk that
Risk        the issuer or the guarantor of a fixed income security, or the counterparty to a repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
            Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Management  Each Fund is subject to management risk because it is an actively
Risk managed investment portfolio. PIMCO Advisors, NFJ and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

                                                                   Prospectus 12

                Management of the Funds

Investment      PIMCO Advisors serves as the investment adviser and the
Adviser         administrator (serving in its capacity as administrator, the
and             "Administrator") for the Funds. Subject to the supervision of
Administrator   the Board of Trustees, PIMCO Advisors is responsible for
                managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

                PIMCO Advisors is located at 800 Newport Center Drive, Newport Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 1999, PIMCO Advisors and its subsidiary partnerships had more than $261 billion in assets under management.

                PIMCO Advisors has retained an affiliated investment management firm, NFJ Investment Group ("NFJ" or the "Sub-Adviser") to manage each Fund's investments. See "Sub-Adviser" below. PIMCO Advisors has retained its affiliate, Pacific Investment Management Company, to provide various administrative and other services required by the Funds in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory        Each Fund pays PIMCO Advisors fees in return for providing or
Fees            arranging for the provision of investment advisory services.
                PIMCO Advisors (and not the Funds) pays a portion of the advisory fees it receives to NFJ in return for NFJ's services as Sub-Adviser.

                The Funds pay monthly advisory fees to PIMCO Advisors at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

         Fund                                   Advisory Fees
            -------------------------------------------------
         NFJ Equity Income and NFJ Value Funds      0.45%
         NFJ Value 25 Fund                          0.50%

Administrative  Each Fund pays for the administrative services it requires under
Fees a fee structure which is essentially fixed. Institutional and Administrative Class shareholders of each Fund pay an administrative fee to PIMCO Advisors, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO Advisors, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The result of this fee structure is an expense level for Institutional and Administrative Class shareholders of each Fund that, with limited exceptions, is precise and predictable under ordinary circumstances.

                Institutional and Administrative Class shareholders of the Funds pay PIMCO Advisors monthly administrative fees at the annual rate of 0.25% (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Institutional and Administrative Class shares):

Sub-            The Sub-Adviser has full investment discretion and makes all
Adviser         determinations with respect to the investment of a Fund's
                assets. The following provides summary information about the Sub-Adviser, including its investment specialty.

         Sub-Adviser              Investment Specialty
            --------------------------------------------------------------------
         NFJ Investment Group     Value stocks that NFJ believes are undervalued
         2121 San Jacinto, Suite  and/or offer above-average dividend yields
         1840
         Dallas, TX 75201

13 PIMCO Funds: Multi-Manager Series

             The following provides additional information about the Sub-
            Adviser and the individual Portfolio Manager(s) who have or share primary responsibility for managing the Funds' investments.

             An affiliated sub-partnership of PIMCO Advisors, NFJ provides advisory services to mutual funds and institutional accounts. NFJ Investment Group, Inc., the predecessor investment adviser to NFJ, commenced operations in 1989. Accounts managed by NFJ had combined assets as of December 31, 1999 of approximately $2.1 billion.

            The following individuals at NFJ share primary responsibility for the noted Funds.

         Fund               Portfolio Managers  Since          Recent Professional Experience
            ---------------------------------------------------------------------------------------
         NFJ Equity Income  Chris Najork        2000*          Managing Director and founding
                                                               partner of NFJ. He has 30 years'
                                                               experience encompassing equity
                                                               research and portfolio management.
                                                               Prior to the formation of NFJ in
                                                               1989, he was a senior vice
                                                               president, senior portfolio manager
                                                               and analyst at NationsBank, which he
                                                               joined in 1974.

                            Benno J. Fischer    2000*          Managing Director and founding
                                                               partner of NFJ. He has 32 years'
                                                               experience in portfolio management,
                                                               investment analysis and research.
                                                               Prior to the formation of NFJ in
                                                               1989, he was chief investment
                                                               officer (institutional and fixed
                                                               income), senior vice president and
                                                               senior portfolio manager at
                                                               NationsBank, which he joined in
                                                               1971. Prior to joining NationsBank,
                                                               Mr. Fischer was a securities analyst
                                                               at Chase Manhattan Bank and Clark,
                                                               Dodge.

         NFJ Value          Messrs. Najork and  2000*          See above.
                            Fischer

                            Paul A. Magnuson    2000*          Principal at NFJ. He is a Portfolio
                                                               Manager and Senior Research Analyst
                                                               with 14 years' experience in equity
                                                               analysis and portfolio management.
                                                               Prior to joining NFJ in 1992, he was
                                                               an assistant vice president at
                                                               NationsBank, which he joined in
                                                               1985. Within the Trust Investment
                                                               Qualitative Services Division of
                                                               NationsBank, he was responsible for
                                                               equity analytics and structured fund
                                                               management.

         NFJ Value 25       Messrs. Najork and  2000*          See above.
                            Fischer

                            E. Clifton Hoover,  2000*          Principal at NFJ. He is a Portfolio
                            Jr.                                Manager with 13 years' experience in
                                                               financial analysis and portfolio
                                                               management. Prior to joining NFJ in
                                                               1997, he was associated with Credit
                                                               Lyonnais from 1991 to 1997, where he
                                                               served as a vice president and was
                                                               responsible for the financial
                                                               analysis and portfolio management of
                                                               a diversified portfolio. He began
                                                               his career as a financial analyst
                                                               with NationsBank in 1985.

            -------
            *Since inception of the Fund

Distributor The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission.

                                                                   Prospectus 14

            Investment Options --
            Institutional Class and Administrative Class Shares

            The Trust offers investors Institutional Class and Administrative Class shares of the Funds in this Prospectus.

             The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares. See "Purchases, Redemptions and Exchanges" below.

             Administrative Class shares are generally subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

              . Service and Distribution (12b-1) Fees--Administrative Class
            Shares. The Trust has adopted both an Administrative Services Plan and a Distribution Plan for the Administrative Class shares of each Fund. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the Investment Company Act of 1940 and is administered in accordance with that rule. However, shareholders do not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan.

             Each Plan allows the Funds to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

             In combination, the Plans permit a Fund to make total
            reimbursements at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

              . Arrangements with Service Agents. Institutional Class and
            Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

15 PIMCO Funds: Multi-Manager Series

            Purchases, Redemptions and Exchanges

Purchasing  Investors may purchase Institutional Class and Administrative
Shares Class shares of the Funds at the relevant net asset value ("NAV") of that class without a sales charge or other fee.

             Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

             Administrative Class shares are offered primarily through
            employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

             Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party.

              . Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000 per Fund. At the discretion of PIMCO Advisors, the minimum initial investment may be waived for Institutional or Administrative Class shares offered to clients of PIMCO Advisors, NFJ and their affiliates. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor in which each investor pays an asset based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

             The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

              . Timing of Purchase Orders and Share Price Calculations. A
            purchase order received by the Trust's transfer agent, National Financial Data Services (the "Transfer Agent"), prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day's net asset value ("NAV"). An order received after the close of regular trading on the New York Stock Exchange will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

              . Initial Investment. Investors may open an account by
            completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.

                                                                   Prospectus 16

             Except as described below, an investor may purchase Institutional
            Class and Administrative Class shares only by wiring federal funds to the Transfer Agent, National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

             An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO Advisors or one of its affiliates or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

              . Additional Investments. An investor may purchase additional
            Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

              . Other Purchase Information. Purchases of a Fund's
            Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

             The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

             An investor should invest in the Funds for long-term investment purposes only. The Trust, PIMCO Advisors and NFJ each reserve the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

             Institutional Class and Administrative Class shares of the Trust are not qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor's state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

             Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if PIMCO Advisors or NFJ intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

              . Retirement Plans. Shares of the Funds are available for
            purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance

17 PIMCO Funds: Multi-Manager Series
            with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Redeeming     . Redemptions by Mail. An investor may redeem (sell)
Shares Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

              . Redemptions by Telephone or Other Wire Communication. An
            investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed and the account number. Redemption requests of an amount of $10 million or more may be initiated by telephone, but must be confirmed in writing by an authorized party prior to processing.

             In electing a telephone redemption, the investor authorizes
            Pacific Investment Management Company and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Pacific Investment Management Company or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in telephone service may mean that a shareholder will be unable to effect a redemption by telephone when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing). All telephone transactions are recorded, and Pacific Investment Management Company or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Other Redemption Information."

             Shareholders may decline telephone exchange or redemption
            privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

                                                                   Prospectus 18

             Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

              . Other Redemption Information. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day.

             Redemption proceeds will ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

             For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

             Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

             The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

             Redemptions of Fund shares may be suspended when trading on the
            New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Exchange    An investor may exchange Institutional Class or Administrative
Privilege   Class shares of a Fund described in this prospectus for shares of the same class of any other Fund described in this prospectus based on the respective NAVs of the shares involved. An exchange may be made by following the redemption procedure described

19 PIMCO Funds: Multi-Manager Series
            above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648.

             An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information.

             The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Fund. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days' prior notice whenever it is reasonably able to do so.

            How Fund Shares Are Priced

            The net asset value ("NAV") of a Fund's Institutional and Administrative Class shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

             Investments initially valued in currencies other than the U.S.
            dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

             Fund shares are valued at the close of regular trading (normally
            4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

                                                                   Prospectus 20

             Under certain circumstances, the per share NAV of the
            Administrative Class shares of the Funds may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.

            Fund Distributions

            Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the service and/or distribution fees applicable to Administrative Class shares.

             The NFJ Equity Income and NFJ Value Funds each intend to declare and distribute income dividends to shareholders of record at least quarterly. The NFJ Value 25 Fund intends to declare and distribute income dividends to shareholders of record at least annually. In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

             A Fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions. Shareholders do not pay any sales charges or other fees on shares received through the reinvestment of Fund distributions.

             For further information on distribution options, please contact the Trust at 1-800-927-4648.

            Tax Consequences

              . Taxes on Fund Distributions. A shareholder subject to U.S.
            federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

             Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long the shareholder owned the shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to shareholders as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable as ordinary income.

             Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder's investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.


21 PIMCO Funds: Multi-Manager Series

                   . Taxes on Redemptions or Exchanges of Shares. Any gain
                 resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

                   . A Note on Foreign Investments. A Fund's investments in
                 foreign securities, if any, may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

                  This section relates only to federal income tax; the
                 consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

                 Characteristics and Risks of
                 Securities and Investment Techniques

                 This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Funds' Adviser and Sub-Adviser and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed            Fixed income securities are obligations of the issuer to make
Income           payments of principal and/or interest on future dates, and
Securities       include corporate and government bonds, notes, certificates of
and              deposit, commercial paper, convertible securities and mortgage-
Defensive        backed and other asset-backed securities.
Strategies

                  Under normal circumstances, the Funds intend to be fully
                 invested in common stocks (aside from cash management practices), except that each of the Funds may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. These temporary defensive strategies would be inconsistent with the investment objective and principal investment strategies of each of the Funds and may adversely affect a Fund's ability to achieve its investment objective.

Companies        Each of the Funds may invest in securities of companies with
With             market capitalizations that are small compared to other
Smaller          publicly traded companies. The NFJ Value 25 Fund has
Market           significant exposure to the risks described below because it
Capitalizations  invests primarily in companies with medium-sized market capitalization, which are smaller than the largest companies.
                 Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller

                                                                   Prospectus 22
            companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

             Because securities of smaller companies may have limited
            liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

             The Funds may purchase securities in initial public offerings
            (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. A Fund may not be able to invest in securities issued in IPOs to the extent desired because, for example, only a small portion of the securities being offered in an IPO may be made available to the Fund or because under certain market conditions few companies may issue securities in IPOs.

Foreign     Each of the Funds may invest in foreign securities, including
Securities  American Depository Receipts ("ADRs"). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United
            States.

             Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

23 PIMCO Funds: Multi-Manager Series

Foreign     A Fund that invests directly in foreign currencies or in
Currencies  securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors.
            Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, significant uncertainty surrounds the recent introduction of the euro (a common currency unit for the European Union) in January 1999 and the effect it may have on the value of securities denominated in local European currencies.
            These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Convertible Each Fund may invest in convertible securities. Convertible Securities securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Credit      The Funds may invest in securities based on their credit ratings
Ratings     assigned by rating agencies such as Moody's Investors Service,
and         Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P").
Unrated     Moody's, S&P and other rating agencies are private services that
Securities  provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Advisors and NFJ do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

             A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

Loans of    For the purpose of achieving income, each Fund may lend its
Portfolio   portfolio securities to brokers, dealers, and other financial
Securities  institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
            "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

                                                                   Prospectus 24

Short       Each Fund may make short sales as part of its overall portfolio
Sales       management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-       Each Fund may purchase securities which it is eligible to purchase
Issued,     on a when-issued basis, may purchase and sell such securities for
Delayed     delayed delivery and may make contracts to purchase such
Delivery    securities for a fixed price at a future date beyond normal
and         settlement time (forward commitments). When-issued transactions,
Forward     delayed delivery purchases and forward commitments involve a risk
Commitment of loss if the value of the securities declines prior to the Transactionssettlement date. This risk is in addition to the risk that the
            Fund's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Each Fund may enter into repurchase agreements, in which the Fund Agreements purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse     Each Fund may enter into reverse repurchase agreements, subject to
Repurchase the Fund's limitations on borrowings. A reverse repurchase Agreements agreement involves the sale of a security by a Fund and its
and Other   agreement to repurchase the instrument at a specified time and
Borrowings  price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO Advisors or NFJ in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information.
            Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Illiquid    Each Fund may invest in securities that are illiquid so long as
Securities  not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term
            "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

25 PIMCO Funds: Multi-Manager Series

Investment  Each of the Funds may invest up to 5% of its assets in securities
in Other    of other investment companies, such as closed-end management
Investment  investment companies, or in other pooled investment vehicles. As a
Companies   shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Portfolio   The length of time a Fund has held a particular security is not
Turnover    generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each
            Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Changes     The investment objective of each Fund may be changed by the Board
in          of Trustees without shareholder approval. Unless otherwise stated
Investment in the Statement of Additional Information, all investment Objectives policies of the Funds may be changed by the Board of Trustees
and         without shareholder approval. If there is a change in a Fund's
Policies    investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New Funds   In addition to the risks described under "Summary of Principal
            Risks" above and in this section, the Funds are newly formed and therefore have no history upon which investors can evaluate their likely performance. Accordingly, there can be no assurance that the Funds will achieve their investment objectives. Also, it is possible that the Funds may invest in securities offered in initial public offerings and other similar transactions which, because of each Fund's size, may have a disproportionate impact on such Fund's performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Percentage Unless otherwise stated, all percentage limitations on Fund Investment investments listed in this Prospectus will apply at the time of Limitations investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other       The Funds may invest in other types of securities and use a
Investments variety of investment techniques and strategies which are not
and         described in this Prospectus. These securities and techniques may
Techniques  subject the Funds to additional risks. Please see the Statement of
            Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

            Financial Highlights

            The Funds did not offer Institutional or Administrative Class shares during the periods ended December 31, 1999. Therefore, financial highlights are not provided for the Funds.


                                                                   Prospectus 26

                      (This page intentionally left blank)

                      (This page intentionally left blank)

                      (This page intentionally left blank)

            -------------------------------------------------------------------
PIMCO       INVESTMENT ADVISER AND ADMINISTRATOR
Funds:      PIMCO Advisors L.P., 800 Newport Center Drive, Newport Beach, CA
Multi-      92660
Manager     -------------------------------------------------------------------
Series      SUB-ADVISER
            NFJ Investment Group, 2121 San Jacinto, Suite 1840, Dallas, TX
            75201

            -------------------------------------------------------------------
            CUSTODIAN
            State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO
            64105

            -------------------------------------------------------------------
            TRANSFER AGENT
            National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, MO 64105

            -------------------------------------------------------------------
            INDEPENDENT ACCOUNTANTS
            PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

            -------------------------------------------------------------------
            LEGAL COUNSEL
            Ropes & Gray, One International Place, Boston, MA 02110

            -------------------------------------------------------------------

The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

PIMCO Funds:
Multi-Manager Series
840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.

File No. 811-6161

[PIMCO Logo appears here]

PIMCO Funds
Multi-Manager Series

840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

                            PIMCO Funds Prospectus


Asset Allocation         ACTIVELY MANAGED PORTFOLIOS OF SELECT PIMCO FUNDS
Series
                         PIMCO Funds Asset Allocation Series consists of three
April 3, 2000            actively managed mutual funds that invest in a
                         diversified portfolio of PIMCO Funds. In addition to
Share Classes            broad diversification, each Portfolio provides access
"(Ins)" Institutional    to the extensive asset allocation and investment
                         management capabilities of PIMCO Advisors L.P. and its
"(Adm)" Administrative   affiliates.


                         90/10 Portfolio

                         Seeks long-term capital appreciation. The Portfolio normally invests approximately 90% of its assets in PIMCO Stock Funds and 10% in PIMCO Bond Funds.


                         60/40 Portfolio

                         Seeks long-term capital appreciation and current income. The Portfolio normally invests approximately
                         60% of its assets in PIMCO Stock Funds and 40% in PIMCO
                         Bond Funds.


                         30/70 Portfolio

                         Seeks current income, with long-term capital appreciation as a secondary objective. The Portfolio normally invests approximately 30% of its assets in PIMCO Stock Funds and 70% in PIMCO Bond Funds.


This cover is not part of the Prospectus.
                                                 [PIMCO FUNDS LOGO APPEARS HERE]

                   PIMCO Funds Prospectus

                   This Prospectus describes three actively managed mutual fund
PIMCO              Portfolios offered by PIMCO Funds: Multi-Manager Series (the
Funds:             "Trust").
Multi-Manager
Series             Asset Allocation Series -- 90/10 Portfolio

                   Asset Allocation Series -- 60/40 Portfolio

April 3, 2000      Asset Allocation Series -- 30/70 Portfolio

                   Each Portfolio invests in a diversified portfolio of other PIMCO Funds. This Prospectus explains what you should know about the Portfolios before you invest. Please read it carefully.

Share
Classes
Institutional and
Administrative

                   The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1 PIMCO Funds: Multi-Manager Series

            Table of Contents

         Summary Information..............................................    3
         Portfolio Summaries
           90/10 Portfolio................................................    5
           60/40 Portfolio................................................    8
           30/70 Portfolio................................................   11
         Summary of Principal Risks.......................................   14
         Investment Objectives and Principal Investment Strategies........   20
         Underlying Funds.................................................   23
         Other Risk Information...........................................   26
         Management of the Portfolios.....................................   26
         Investment Options - Institutional Class and Administrative Class
          Shares .........................................................   29
         Purchases, Redemptions and Exchanges.............................   30
         How Portfolio Shares Are Priced..................................   33
         Portfolio Distributions..........................................   34
         Tax Consequences.................................................   34
         Financial Highlights.............................................   37

                                                                   Prospectus  2

            Summary Information

            The Portfolios are intended for investors who prefer to have their asset allocation decisions made by professional money managers. Each Portfolio has a distinct investment objective which it seeks to achieve by investing within specified equity and fixed income targets and ranges among certain Funds in the PIMCO Funds family. The Portfolios invest only in Funds in the PIMCO Funds family. The PIMCO Funds in which the Portfolios invest are called Underlying Funds or Funds in this Prospectus.

              Some of the Underlying Funds invest primarily in equity
            securities and are called Underlying Stock Funds. Other Underlying Funds invest primarily in fixed income securities, including money market instruments, and are called Underlying Bond Funds. The Portfolios are named according to their equity/fixed income allocation targets. For instance, the 90/10 Portfolio will normally invest approximately 90% of its assets in Underlying Stock Funds and 10% of its assets in Underlying Bond Funds.

              The table below lists the investment objectives and compares the asset allocation strategies of the Portfolios. Other important characteristics are described in the individual Portfolio Summaries beginning on page 5, and are discussed in greater detail under "Investment Objectives and Principal Investment Strategies." A "Summary of Principal Risks" begins on page 11.

         PIMCO Funds
         Asset Allocation Series Investment Objective     Allocation Strategy
            ----------------------------------------------------------------------
         90/10 Portfolio         Long-term capital        Under normal conditions,
                                 appreciation             approximately 90% (range
                                                          of 80%-100%) of the
                                                          Portfolio's assets will
                                                          be allocated among
                                                          Underlying Stock Funds
                                                          and 10% (range of 0%-
                                                          20%) among Underlying
                                                          Bond Funds
            ----------------------------------------------------------------------
         60/40 Portfolio         Long-term capital        Under normal conditions,
                                 appreciation and         approximately 60% (range
                                 current income           of 50%-70%) of the
                                                          Portfolio's assets will
                                                          be allocated among
                                                          Underlying Stock Funds
                                                          and 40% (range of 30%-
                                                          50%) among Underlying
                                                          Bond Funds
            ----------------------------------------------------------------------
         30/70 Portfolio         Current income, with     Under normal conditions,
                                 long-term capital        approximately 30% (range
                                 appreciation as          of 25%-35%) of the
                                 a secondary objective    Portfolio's assets will
                                                          be allocated among
                                                          Underlying Stock Funds
                                                          and 70% (range of 65%-
                                                          75%) among Underlying
                                                          Bond Funds

Risk/Return An investor should choose among the Portfolios based on personal Comparison investment objectives, investment time horizon, tolerance for risk and personal financial circumstances. Generally speaking, historical data suggests that the longer the time horizon, the greater the likelihood that the total return of a portfolio that invests primarily in equity securities will be higher than the total return of a portfolio that invests primarily in fixed income securities. However, an equity portfolio is generally subject to higher levels of overall risk and price volatility than a fixed income portfolio and is considered to be a more aggressive investment. Based on these assumptions, the following chart gives some indication of the comparative risk/return potential of the Portfolios according to their equity/fixed income allocation targets and ranges. Note that these assumptions may not be correct in future market conditions and the chart may not accurately predict the actual comparative risk/return of the Portfolios under all market conditions.



                  90/10 Portfolio might be suitable for investors that have a relatively long time horizon, seek long-term capital appreciation potential and have a fairly high tolerance for risk and volatility.

                  60/40 Portfolio might be suitable for investors that have a medium-range time horizon, seek a balance of long-term capital appreciation potential and income and have medium tolerance for risk and volatility.

                  30/70 Portfolio might be suitable for investors that have a shorter time horizon, seek a higher level of income combined with some potential for long-term capital appreciation and have a lower tolerance for risk and volatility.



              It is possible to lose money on investments in the Portfolios.
            While each Portfolio provides a relatively high level of diversification in comparison to most mutual funds, a single Portfolio may not be suitable as a complete investment program. An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

3 PIMCO Funds: Multi-Manager Series

Asset       PIMCO Advisors L.P. serves as the investment adviser to the
Allocation Portfolios. PIMCO Advisors' Asset Allocation Committee determines Strategies how each Portfolio allocates and reallocates its assets among the
            Underlying Funds according to the Portfolio's equity/fixed income allocation targets and ranges. The Committee attempts to diversify each Portfolio's assets broadly among the major asset classes and sub-classes represented by the Underlying Funds.

              The major equity asset classes and sub-classes held by the
            Underlying Stock Funds include those categorized by investment style/category (growth, blend, value, enhanced index, sector-related), region (U.S. equities, international developed markets, international emerging markets), and market capitalization (large-cap, mid-cap and small-cap). The major fixed income asset classes and sub-classes held by the Underlying Bond Funds include those categorized by sector/investment specialty (government securities, mortgage-related securities, corporate bonds and inflation-indexed bonds), region (U.S. fixed income, developed foreign fixed income, emerging markets fixed income), credit quality (investment grade/money market, medium grade, high yield), and duration (long-term, intermediate-term and short-term).

              Please see "Underlying Funds" in this Prospectus for a
            description of the Underlying Funds as categorized by their investment styles and main investments.

              The Portfolios may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. Each Portfolio may invest in shares of the same Underlying Funds; however, the percentage of each Portfolio's assets so invested will vary depending on the Portfolio's investment objective. The Asset Allocation Committee does not allocate a Portfolio's assets according to a predetermined blend of particular Underlying Funds. Instead, the Committee meets regularly to determine the mix of Underlying Funds appropriate for each Portfolio by allocating among the asset classes and sub-classes held by the Underlying Funds. When making these decisions, the Committee considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. This data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing trends and the cost of capital, political trends, data relating to trade balances and labor information. The Committee may also consider proprietary research provided by the investment advisers and sub-advisers of the Underlying Funds.

              The Committee then selects representative Underlying Funds for each Portfolio to fill out the asset class and sub-class weightings it has identified according to the Portfolio's equity/fixed income targets and ranges. The Committee has the flexibility to reallocate each Portfolio's assets in varying percentages among any or all of the Underlying Funds based on the Committee's ongoing analyses of the equity and fixed income markets, although these tactical shifts are not expected to be large or frequent in nature.

"Fund of    The term "fund of funds" is used to describe mutual funds, such as
Funds"      the Portfolios, that pursue their investment objectives by
Structure   investing in other mutual funds. The cost of investing in a
and         Portfolio will generally be higher than the cost of investing in a
Expenses    mutual fund that invests directly in individual stocks and bonds.
            By investing in a Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying Funds in which the Portfolio invests in addition to the Portfolio's direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distibutions to shareholders and therefore may increase the amount of taxes payable by shareholders.

Portfolio
Descriptions
and Fees
            The following Portfolio Summaries identify each Portfolio's investment objective, principal investments and strategies, principal risks and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Portfolios begins after the Portfolio Summaries. Because the Portfolios have not been in operation for a full calendar year, no performance information (e.g., a bar chart or average annual total returns table) is included for the Portfolios. A fuller discussion of the Portfolios' investment strategies and related information is included under "Investment Objectives and Principal Investment Strategies" in this Prospectus.

                                                                   Prospectus  4

            90/10 Portfolio

-------------------------------------------------------------------------------------------------------------------------

Principal   Investment Objective                             Allocation Strategy                   Target           Range
Investments Seeks long-term capital appreciation             Underlying Stock Funds                 90%           80%-100%
and
Strategies                                                   Underlying Bond Funds                  10%            0%-20%


            Dividend Frequency
            At least annually


            The Portfolio seeks to achieve its investment objective by normally investing approximately 90% (within a range of 80%--100%) of its assets in Underlying Stock Funds and approximately 10% (within a range of0%--20%) of its assets in Underlying Bond Funds. The Portfolio invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers. Please see "Asset Allocation Strategies" on page 3 for a summary of how the Asset Allocation Committee allocates and reallocates the Portfolio's assets among particular Underlying Funds.

              The Portfolio may concentrate investments in a particular
            Underlying Fund by investing more than 25% of its assets in that Fund.

              Based on the Portfolio's equity/fixed income allocation
            strategy, it might be suitable for an investor with a relatively long time horizon who seeks long-term capital appreciation potential and has a fairly high tolerance for risk and volatility.

--------------------------------------------------------------------------------
Principal   Allocation Risk The Portfolio's investment performance depends
Risks       upon how its assets are allocated and reallocated among particular
            Underlying Funds. A principal risk of investing in the Portfolio is that the Asset Allocation Committee's allocation techniques and decisions will not produce the desired results, and the Portfolio may not achieve its investment objective.

            Underlying Fund Risks The value of your investment in the Portfolio is directly related to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Portfolio are closely related to the principal risks associated with the Underlying Funds and their investments. Because the Portfolio's allocation among the Underlying Funds will vary, an investment may be subject to any and all of these risks at different times and to different degrees.

            Among the principal risks of the Underlying Funds, which could adversely affect the net asset value, yield and total return of the Portfolio, are:

              .Market Risk          .Derivatives Risk   .Interest Rate Risk
              .Issuer Risk          .Foreign Investment .Credit Risk
              .Value Securities     Risk                .High Yield Risk
              Risk                  .Emerging Markets   .Mortgage Risk
              .Growth Securities    Risk                .Management Risk
              Risk                  .Currency Risk
              .Smaller Company      .Focused Investment
              Risk                  Risk
              .Liquidity Risk       .Leveraging Risk

            Please see "Summary of Principal Risks" following the Portfolio Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Portfolio.

5 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance The following shows summary performance information for the Information Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns compare with the returns of broad-based securities market indices and an index of mutual funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Portfolio's Class A shares, which are offered in a different prospectus. This is because the Portfolio has not offered Institutional Class or Administrative Class shares for a full calendar year. Although Class A, Institutional Class and Administrative Class shares would have similar returns (because all the Portfolio's shares represent interests in the same portfolio of securities), Class A performance would be lower than Institutional Class or Administrative Class performance because of the higher sales charges and/or expenses paid by Class A shares. The returns in the bar chart and the information to its right do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance figures for Class A shares in the Average Annual Total Returns table reflect the impact of sales charges. For periods prior to the inception of Institutional Class and Administrative Class shares (2/26/99), the Average Annual Total Returns table also shows estimated historical performance for those classes based on the performance of the Portfolio's Class A shares. The Class A performance has been adjusted to reflect that there are no sales charges and lower distribution and/or service (12b-1) fees (if any), administrative fees and other expenses paid by Institutional Class and Administrative Class shares. Past performance is no guarantee of future results.

            Calendar Year Total Returns -- Class A


                     [Return in Bar Chart]        Highest and Lowest Quarter
                                                  Returns (for periods shown
                                                  in the bar chart)
                                                  -----------------------------
                                                  Highest (4th Qtr. '99) 14.32%
                                                  -----------------------------
                     19.00%                       Lowest (3rd Qtr. '99) -3.86%

            [CHART APPEARS HERE]
                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                      Fund Inception
                                                 1 Year               (9/30/98)(/4/)
            ------------------------------------------------------------------------
         Class A                                 12.50%               22.17%
            ------------------------------------------------------------------------
         Institutional Class                     19.80%               28.62%
            ------------------------------------------------------------------------
         Administrative Class                    19.54%               28.33%
            ------------------------------------------------------------------------
         Russell 3000 Index(/1/)                 20.89%               35.92%
            ------------------------------------------------------------------------
         Blended Index(/2/)                      20.54%               33.44%
            ------------------------------------------------------------------------
         Lipper Growth Fund Average(/3/)         29.25%               44.73%
            ------------------------------------------------------------------------

            (1) The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in the index.
            (2) The Blended Index represents the blended performance of a hypothetical index made up of 72% Russell 3000 Index, 18% MSCI All Country World ex-U.S. Index and 10% Lehman Brothers Aggregate Bond Index. The Russell 3000 Index is described above. The MSCI All Country World ex-U.S. Index is an unmanaged index of stocks representing both developed and emerging markets but excluding the United States. The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in these indices.
            (3) The Lipper Growth Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. It does not take into account sales charges.
            (4) The Fund began operations on 9/30/98. Index comparisons begin on 9/30/98.

                                                                   Prospectus  6

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Portfolio:
Portfolio

            Shareholder Fees (fees paid directly from your investment)
                                                         None

            Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                                          Other Expenses
                                                 ---------------------------------
                                  Distribution                                     Total Annual
                         Advisory and/or Service Administrative Underlying         Portfolio Operating
         Share Class     Fees     (12b-1) Fees   Fees(/1/)      Fund Expenses(/2/) Expenses(/1/)
            ------------------------------------------------------------------------------------------
         Institutional   None     None           0.15%          0.76%              0.91%
            ------------------------------------------------------------------------------------------
         Administrative  None     0.25%          0.15           0.76               1.16
            ------------------------------------------------------------------------------------------

            (1) The Administrative Fees for the Portfolio do not reflect a voluntary fee waiver of 0.05% currently in effect. While the fee waiver is in effect, actual Administrative Fees will be 0.10%, and Total Annual Portfolio Operating Expenses are estimated to be as follows: Institutional Class - 0.86%; Administrative Class - 1.11%.
            (2) Based on estimated expenses for the current fiscal year.
                Underlying Fund Expenses for the Portfolio are estimated based upon a recent allocation of the Portfolio's assets among Underlying Funds and upon the total annual operating expenses of Institutional Class shares of these Underlying Funds. For a listing of the expenses associated with each Underlying Fund, please see "Management of the Portfolios--Underlying Fund Expenses." Total Annual Portfolio Operating Expenses and the Examples set forth below are based on estimates of the Underlying Fund Expenses the Portfolio will incur. Actual Underlying Fund Expenses for the Portfolio are expected to vary with changes in the allocation of the Portfolio's assets, and may be higher or lower than those shown above.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class           Year 1             Year 3             Year 5             Year 10
            -----------------------------------------------------------------------------------
         Institutional         $ 93               $290               $504               $1,120
            -----------------------------------------------------------------------------------
         Administrative         118                368                638                1,409
            -----------------------------------------------------------------------------------

            Taking into account the Administrative Fees waiver described in footnote (1) above, the Examples for Years 1, 3, 5 and 10, respectively, are as follows: Institutional Class -- $88, $274, $477 and $1,061; Administrative Class -- $113, $353, $612 and
            $1,352.


7 PIMCO Funds: Multi-Manager Series

            60/40 Portfolio


------------------------------------------------------------------------------------------------------------------------------
Principal   Investment Objective                             Allocation Strategy              Target                 Range
Investments Seeks long-term capital appreciation             Underlying Stock Funds            60%                  50%-70%
and         and current income                               Underlying Bond Funds             40%                  30%-50%
Strategies

            Dividend Frequency
            Quarterly


            The Portfolio seeks to achieve its investment objective by normally investing approximately 60% (within a range of 50%--70%) of its assets in Underlying Stock Funds and approximately 40% (within a range of 30%--50%) of its assets in Underlying Bond Funds. The Portfolio invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers. Please see "Asset Allocation Strategies" on page 3 for a summary of how the Asset Allocation Committee allocates and reallocates the Portfolio's assets among particular Underlying Funds.

              The Portfolio may concentrate investments in a particular
            Underlying Fund by investing more than 25% of its assets in that Fund.

              Based on the Portfolio's equity/fixed income allocation
            strategy, it might be suitable for an investor with a medium-range time horizon who seeks a balance of long-term capital appreciation potential and income and has a medium tolerance for risk and volatility.

--------------------------------------------------------------------------------
Principal   Allocation Risk The Portfolio's investment performance depends
Risks       upon how its assets are allocated and reallocated among particular
            Underlying Funds. A principal risk of investing in the Portfolio is that the Asset Allocation Committee's allocation techniques and decisions will not produce the desired results, and the Portfolio may not achieve its investment objective.

            Underlying Fund Risks The value of your investment in the Portfolio is directly related to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Portfolio are closely related to the principal risks associated with the Underlying Funds and their investments. Because the Portfolio's allocation among the Underlying Funds will vary, an investment may be subject to any and all of these risks at different times and to different degrees.

            Among the principal risks of the Underlying Funds, which could adversely affect the net asset value, yield and total return of the Portfolio, are:

    .  Market Risk            .  Credit Risk               .  Emerging Markets
    .  Issuer Risk            .  High Yield Risk              Risk
    .  Value Securities       .  Mortgage Risk             .  Currency Risk
       Risk                   .  Liquidity Risk            .  Focused Investment
    .  Growth Securities      .  Derivatives Risk             Risk
       Risk                   .  Foreign Investment Risk   .  Leveraging Risk
    .  Smaller Company Risk                                .  Management Risk
    .  Interest Rate Risk


            Please see "Summary of Principal Risks" following the Portfolio Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Portfolio.

                                                                 Prospectus    8

--------------------------------------------------------------------------------
Performance The following shows summary performance information for the Information Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns compare with the returns of broad-based securities market indices and an index of mutual funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Portfolio's Class A shares, which are offered in a different prospectus. This is because the Portfolio has not offered Institutional Class or Administrative Class shares for a full calendar year. Although Class A, Institutional Class and Administrative Class shares would have similar returns (because all the Portfolio's shares represent interests in the same portfolio of securities), Class A performance would be lower than Institutional Class or Administrative Class performance because of the higher sales charges and/or expenses paid by Class A shares. The returns in the bar chart and the information to its right do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance figures for Class A shares in the Average Annual Total Returns table reflect the impact of sales charges. For periods prior to the inception of Institutional Class and Administrative Class shares (2/26/99), the Average Annual Total Returns table also shows estimated historical performance for those classes based on the performance of the Portfolio's Class A shares. The Class A performance has been adjusted to reflect that there are no sales charges and lower distribution and/or service (12b-1) fees (if any), administrative fees and other expenses paid by Institutional Class and Administrative Class shares. Past performance is no guarantee of future results.

            Calendar Year Total Returns -- Class A


              [Return in Bar Chart]         Highest and Lowest Quarter Returns
                     12.03%                 (for periods shown in the bar chart)
                                            ------------------------------------
                                            Highest (4th Qtr.'99)   9.40%
                                            ------------------------------------
                                            Lowest (3rd Qtr. '990  -2.40%

            [CHART APPEARS HERE]
                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                  Fund Inception
                                                      1 Year      (9/30/98)(/5/)
            --------------------------------------------------------------------
         Class A                                        5.87%      13.02%
            --------------------------------------------------------------------
         Institutional Class                           12.71%      18.92%
            --------------------------------------------------------------------
         Administrative Class                          12.43%      18.62%
            --------------------------------------------------------------------
         Russell 3000 Index(/1/)                       20.89%      35.92%
            --------------------------------------------------------------------
         Lehman Brothers Aggregate Bond Index(/2/)     -0.82%      -0.39%
            --------------------------------------------------------------------
         Blended Index(/3/)                            13.12%      21.30%
            --------------------------------------------------------------------
         Lipper Balanced Fund Average(/4/)              8.79%      16.57%
            --------------------------------------------------------------------

            (1) The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in the index.
            (2) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.
            (3) The Blended Index represents the blended performance of a hypothetical index made up of 48% Russell 3000 Index, 12% MSCI All Country World ex-U.S. Index and 40% Lehman Brothers Aggregate Bond Index. The Russell 3000 Index and Lehman Brothers Aggregate Bond Index are described above. The MSCI All Country World ex-U.S. Index is an unmanaged index of stocks representing both developed and emerging markets but excluding the United States. It is not possible to invest directly in these indices.
            (4) The Lipper Balanced Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. It does not take into account sales charges.
            (5) The Fund began operations on 9/30/98. Index comparisons begin on 9/30/98.

9 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Portfolio:
Portfolio

            Shareholder Fees (fees paid directly from your investment)
                                                         None

            Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                                          Other Expenses
                                                 ---------------------------------
                                  Distribution                                     Total Annual
                         Advisory and/or Service Administrative Underlying         Portfolio Operating
         Share Class     Fees     (12b-1) Fees   Fees(/1/)      Fund Expenses(/2/) Expenses(/1/)
            ------------------------------------------------------------------------------------------
         Institutional   None     None           0.15%          0.65%              0.80%
            ------------------------------------------------------------------------------------------
         Administrative  None     0.25%          0.15           0.65               1.05
            ------------------------------------------------------------------------------------------

            (1) The Administrative Fees for the Portfolio do not reflect a voluntary fee waiver of 0.05% currently in effect. While the fee waiver is in effect, actual Administrative Fees will be 0.10%, and Total Annual Portfolio Operating Expenses are estimated to be as follows: Institutional Class - 0.75%; Administrative Class - 1.00%.
            (2) Based on estimated expenses for the current fiscal year. Underlying Fund Expenses for the Portfolio are estimated based upon a recent allocation of the Portfolio's assets among Underlying Funds and upon the total annual operating expenses of Institutional Class shares of these Underlying Funds. For a listing of the expenses associated with each Underlying Fund, please see "Management of the Portfolios-- Underlying Fund Expenses." Total Annual Portfolio Operating Expenses and the Examples set forth below are based on estimates of the Underlying Fund Expenses the Portfolio will incur. Actual Underlying Fund Expenses for the Portfolio are expected to vary with changes in the allocation of the Portfolio's assets, and may be higher or lower than those shown above.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class           Year 1             Year 3             Year 5             Year 10
            -----------------------------------------------------------------------------------
         Institutional         $ 82               $255               $444               $  990
            -----------------------------------------------------------------------------------
         Administrative         107                334                579                1,283
            -----------------------------------------------------------------------------------

            Taking into account the Administrative Fees waiver described in footnote (1) above, the Examples for Years 1, 3, 5 and 10, respectively, are as follows: Institutional Class -- $77, $240, $417 and $930; Administrative Class -- $102, $318, $552 and $1,225.

                                                                   Prospectus 10

            30/70 Portfolio

--------------------------------------------------------------------------------


Principal   Investment     Allocation        Target  Range
Investments Objective      Strategy
and         Seeks current  Underlying Stock
Strategies  income, with    Funds             30%   25%-35%
            long-term      Underlying Bond
            capital         Funds             70%   65%-75%
            appreciation as
            a secondary
            objective



            Dividend Frequency
            Monthly

            The Portfolio seeks to achieve its investment objective by normally investing approximately 30% (within a range of 25%--35%) of its assets in Underlying Stock Funds and approximately 70% (within a range of 65%--75%) of its assets in Underlying Bond Funds. The Portfolio invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers. Please see "Asset Allocation Strategies" on page 3 for a summary of how the Asset Allocation Committee allocates and reallocates the Portfolio's assets among particular Underlying Funds.

              The Portfolio may concentrate investments in a particular
            Underlying Fund by investing more than 25% of its assets in that Fund.

              Based on the Portfolio's equity/fixed income allocation
            strategy, it might be suitable for an investor with a shorter time horizon who seeks a higher level of income combined with some potential for long-term capital appreciation and has a lower tolerance for risk and volatility.

--------------------------------------------------------------------------------
Principal
Risks Allocation Risk The Portfolio's investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds. A principal risk of investing in the Portfolio is that the Asset Allocation Committee's allocation techniques and decisions will not produce the desired results, and the Portfolio may not achieve its investment objective.

            Underlying Fund Risks The value of your investment in the Portfolio is directly related to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Portfolio are closely related to the principal risks associated with the Underlying Funds and their investments. Because the Portfolio's allocation among the Underlying Funds will vary, an investment may be subject to any and all of these risks at different times and to different degrees.

            Among the principal risks of the Underlying Funds, which could adversely affect the net asset value, yield and total return of the Portfolio, are:

              . Interest Rate Risk . Value Securities      . Emerging Markets
              . Credit Risk          Risk                    Risk
              . High Yield Risk    . Growth Securities     . Currency Risk
              . Mortgage Risk        Risk                  . Focused Investment
              . Market Risk        . Smaller Company         Risk
              . Issuer Risk          Risk                  . Leveraging Risk
                                   . Liquidity Risk        . Management Risk
                                   . Derivatives Risk
                                   . Foreign Investment
                                     Risk

            Please see "Summary of Principal Risks" following the Portfolio Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Portfolio.


11 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance The following shows summary performance information for the Information Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns compare with the returns of broad-based securities market indices and an index of mutual funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Portfolio's Class A shares, which are offered in a different prospectus. This is because the Portfolio has not offered Institutional Class or Administrative Class shares for a full calendar year. Although Class A, Institutional Class and Administrative Class shares would have similar returns (because all the Portfolio's shares represent interests in the same portfolio of securities), Class A performance would be lower than Institutional Class or Administrative Class performance because of the higher sales charges and/or expenses paid by Class A shares. The returns in the bar chart and the information to its right do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance figures for Class A shares in the Average Annual Total Returns table reflect the impact of sales charges. For periods prior to the inception of Institutional Class and Administrative Class shares (2/26/99), the Average Annual Total Returns table also shows estimated historical performance for those classes based on the performance of the Portfolio's Class A shares. The Class A performance has been adjusted to reflect that there are no sales charges and lower distribution and/or service (12b-1) fees (if any), administrative fees and other expenses paid by Institutional Class and Administrative Class shares. Past performance is no guarantee of future results.

            Calendar Year Total Returns -- Class A


            [Return in Bar Chart]                           Highest and Lowest
                   4.64%                                    Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4th Qtr.
                                                            '99) 4.74%
                                                            --------------------
                                                            Lowest (1st Qtr.
                                                            '99) -1.43%

            [CHART APPEARS HERE]
                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                                      1 Year     (9/30/98)(/4/)
            -------------------------------------------------------------------
         Class A                                      -0.07%      4.73%
            -------------------------------------------------------------------
         Institutional Class                           5.18%      9.22%
            -------------------------------------------------------------------
         Administrative Class                          4.92%      8.94%
            -------------------------------------------------------------------
         Lehman Brothers Aggregate Bond Index(/1/)    -0.82%     -0.39%
            -------------------------------------------------------------------
         Blended Index(/2/)                            6.00%     10.04%
            -------------------------------------------------------------------
         Lipper General Bond Fund Average(/3/)         1.17%      2.88%
            -------------------------------------------------------------------

            (1) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.
            (2) The Blended Index represents the blended performance of a hypothetical index made up of 24% Russell 3000 Index, 6% MSCI All Country World ex-U.S. Index and 70% Lehman Brothers Aggregate Bond Index. The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization. The MSCI All Country World ex-U.S. Index is an unmanaged index of stocks representing both developed and emerging markets but excluding the United States. The Lehman Brothers Aggregate Bond Index is described above. It is not possible to invest directly in these indices.
            (3) The Lipper General Bond Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that intend to keep most of their assets in corporate and government debt issues and do not have any quality or maturity restrictions. It does not take into account sales charges.
            (4) The Fund began operations on 9/30/98. Index comparisons begin on 9/30/98.

                                                                   Prospectus 12

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Portfolio:
Portfolio

            Shareholder Fees (fees paid directly from your investment)
                                                         None

            Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                                          Other Expenses
                                                 ---------------------------------
                                  Distribution                                     Total Annual
                         Advisory and/or Service Administrative Underlying         Portfolio Operating
         Share Class     Fees     (12b-1) Fees   Fees(/1/)      Fund Expenses(/2/) Expenses(/1/)
            ------------------------------------------------------------------------------------------
         Institutional   None     None           0.15%          0.55%              0.70%
            ------------------------------------------------------------------------------------------
         Administrative  None     0.25%          0.15           0.55               0.95
            ------------------------------------------------------------------------------------------

            (1) The Administrative Fees for the Portfolio do not reflect a voluntary fee waiver of 0.05% currently in effect. While the fee waiver is in effect, actual Administrative Fees will be 0.10%, and Total Annual Portfolio Operating Expenses are estimated to be as follows: Institutional Class - 0.65%; Administrative Class - 0.90%.
            (2) Based on estimated expenses for the current fiscal year. Underlying Fund Expenses for the Portfolio are estimated based upon a recent allocation of the Portfolio's assets among Underlying Funds and upon the total annual operating expenses of Institutional Class shares of these Underlying Funds. For a listing of the expenses associated with each Underlying Fund, please see "Management of the Portfolios-- Underlying Fund Expenses." Total Annual Portfolio Operating Expenses and the Examples set forth below are based on estimates of the Underlying Fund Expenses the Portfolio will incur. Actual Underlying Fund Expenses for the Portfolio are expected to vary with changes in the allocation of the Portfolio's assets, and may be higher or lower than those shown above.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class           Year 1             Year 3             Year 5             Year 10
            -----------------------------------------------------------------------------------
         Institutional         $72                $224               $390               $   871
            -----------------------------------------------------------------------------------
         Administrative         97                 303                525                 1,166
            -----------------------------------------------------------------------------------

            Taking into account the Administrative Fees waiver described in footnote (1) above, the Examples for Years 1, 3, 5 and 10, respectively, are as follows: Institutional Class -- $66, $208, $362 and $810; Administrative Class -- $92, $287, $498 and $1,108.

13PIMCO Funds: Multi-Manager Series

            Summary of Principal Risks

            The value of an investment in a Portfolio changes with the values of that Portfolio's investments in the Underlying Funds. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Portfolio's investments as a whole are called "principal risks." The principal risks of each Portfolio are identified in the Portfolio Summaries beginning on page 5 and are summarized in this section. There is no guarantee that a Portfolio will be able to achieve its investment objective.

            Allocation Risk

            Each Portfolio's investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds according to the Portfolio's equity/fixed income allocation targets and ranges. A principal risk of investing in each Portfolio is that PIMCO Advisors' Asset Allocation Committee will make less than optimal or poor asset allocation decisions. The Committee attempts to identify asset classes and sub-classes represented by the Underlying Funds that will provide consistent, quality performance for the Portfolios, but there is no guarantee that the Committee's allocation techniques will produce the desired results. It is possible that the Committee will focus on Underlying Funds that perform poorly or underperform other available Funds under various market conditions. You could lose money on your investment in a Portfolio as a result of these allocation decisions.

            Underlying Fund Risks

            Because each Portfolio invests all of its assets in Underlying Funds, the risks associated with investing in the Portfolios are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of a Portfolio to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

              Each Portfolio's net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with a particular Portfolio correlate to those of a particular Underlying Fund will depend upon the extent to which the Portfolio's assets are allocated from time to time for investment in the Underlying Fund, which will vary. A Portfolio's investment in a particular Underlying Fund may and in some cases is expected to exceed 25% of its assets. To the extent that a Portfolio invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Fund.

              The following summarizes principal risks associated with
            investments in the Underlying Funds and, indirectly, with your investment in a Portfolio. Each Underlying Fund may be subject to additional principal risks other than those described below because the types of investments made by an Underlying Fund can change over time. The summary is not intended to be exhaustive. For a more complete description of these risks and the securities and investment techniques used by the Underlying Funds, please refer to the Statement of Additional Information and the Underlying Fund prospectuses, which are incorporated herein by reference and are available free of charge by telephoning the Trust at 1-800-927-4648.

Market      The market price of securities owned by an Underlying Fund may go
Risk        up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities and the Underlying Stock
            Funds are particularly sensitive to these market risks.

Issuer
Risk
            The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

                                                                   Prospectus 14

Value       Each Underlying Stock Fund may invest in companies that may not be
Securities  expected to experience significant earnings growth, but whose
Risk        securities the Fund's portfolio manager believes are selling at a price lower than their true value. PIMCO Equity Income, Renaissance, Value, Small-Cap Value, Capital Appreciation, Mid-
            Cap, Small-Cap and Micro-Cap Funds place particular emphasis on value securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth      Each Underlying Stock Fund may invest in equity securities of
Securities  companies that its portfolio manager believes will experience
Risk        relatively rapid earnings growth. PIMCO Growth, Target,
            Opportunity, Capital Appreciation, Mid-Cap, Small-Cap, Micro-Cap,
            International Growth and Innovation Funds place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities.
            Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller     The general risks associated with equity securities and liquidity
Company     risk are particularly pronounced for securities of companies with
Risk        market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities.
            They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. PIMCO
            Opportunity, Small-Cap, Micro-Cap, Small-Cap Value and Innovation
            Funds generally have substantial exposure to this risk. PIMCO
            Target and Mid-Cap Funds also have significant exposure to this risk because they invest substantial assets in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than the largest companies. Smaller company risk also applies to fixed income securities issued by smaller companies and may affect certain investments of the Underlying Bond Funds.

Liquidity
Risk        Many of the Underlying Funds are subject to liquidity risk.
            Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling out of these illiquid securities at an advantageous time or price. Underlying Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Many of the Underlying Funds may, but are not required to, use a
Risk number of derivative instruments for risk management purposes or as part of their investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. An Underlying Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Also, an Underlying Fund's portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

              A description of the various derivative instruments in which the
            Underlying Funds may invest and the risks associated with each instrument is included in the Underlying Fund prospectuses and in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Underlying Funds.

              Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

              Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.


15PIMCO Funds: Multi-Manager Series

              Liquidity Risk Liquidity risk exists when a particular
            derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

              Leveraging Risk Because many derivatives have a leverage
            component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When an Underlying Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leveraging risk, the Underlying Funds observe asset segregation requirements to cover their obligations under derivative instruments.

              Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that an Underlying Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory considerations.

              Market and Other Risks Like most other investments, derivative instruments are subject to the general risk that the market value of the instrument will change in a way detrimental to an Underlying Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for an Underlying Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments of an Underlying Fund. An Underlying Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

              Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to an Underlying Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, an Underlying Fund's use of derivatives may also cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Foreign     Many Underlying Funds (in particular, PIMCO International,
(non-       International Growth, Structured Emerging Markets, Tax-Efficient
U.S.)       Structured Emerging Markets, Global Bond, Foreign Bond and
Investment  Emerging Markets Bond Funds) invest in securities of foreign
Risk        issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). These Funds may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets.

              The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect an Underlying Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that an Underlying Fund invests a significant portion of its assets in a narrowly defined geographic area such as Eastern Europe, South Africa or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to an Underlying Fund's investment in foreign securities.


                                                                   Prospectus 16

              Certain Underlying Bond Funds may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

Emerging    Certain Underlying Funds (in particular, PIMCO Structured Emerging
Markets     Markets, Tax-Efficient Structured Emerging Markets and Emerging
Risk        Markets Bond Funds) may invest in the securities of issuers based in countries with developing or "emerging market" economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency    Many Underlying Funds may invest directly in foreign currencies or
Risk        in securities that trade in, or receive revenues in, foreign currencies. To the extent that they do so, these Funds are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. PIMCO Global Bond, Foreign Bond, Emerging Markets Bond,
            International, International Growth, Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds are particularly sensitive to currency risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.
            For example, significant uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) in January 1999 and its effect on the value of securities denominated in local European currencies. These and other currencies in which Underlying Fund assets are denominated may be devalued against the U.S. dollar, resulting in a loss to such Funds.

Focused     Focusing Fund investments in a small number of issuers, industries
Investment  or foreign currencies increases risk. PIMCO Global Bond, Foreign
Risk        Bond and Emerging Markets Bond Funds are "non-diversified," which means that they invest in a smaller number of issuers than diversified mutual funds. Other Underlying Funds also normally invest in a relatively small number of issuers. In addition, many
            Underlying Bond Funds may invest a substantial portion of their assets in the bonds of similar projects or from issuers in the same state. To the extent that they focus their investments, the Underlying Funds may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Underlying Fund's net asset value. Some of those investments also may present substantial credit or other risks. PIMCO
            International, International Growth, Structured Emerging Markets,
            Tax-Efficient Structured Emerging Markets, Global Bond, Foreign
            Bond and Emerging Markets Bond Funds may be subject to increased risk to the extent they focus their assets in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the U.S. Similarly, PIMCO
            Innovation Fund is vulnerable to events affecting companies which use innovative technologies to gain a strategic, competitive advantage in their industry and companies that provide and service those technologies because it normally concentrates its investments in those companies. Also, the Underlying Funds may from time to time have greater risk because they invest a substantial portion of their assets in related industries such as "technology" or "financial and business services."

             Although each Portfolio normally invests in a number of different
            Underlying Funds, to the extent that a Portfolio concentrates a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Fund and any investments in which that Fund concentrates.

Leveraging  Certain Underlying Funds may engage in transactions or purchase
Risk instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. An Underlying Fund's use of derivatives may also involve leverage. Leverage, including borrowing, will cause the value of an Underlying Fund's shares to be more volatile that if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The use of leverage may also cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.


17PIMCO Funds: Multi-Manager Series

Interest    All of the Underlying Funds that invest in fixed income
Rate Risk   securities, and particularly the Underlying Bond Funds, are subject to interest rate risk. Changes in the market values of fixed income securities are largely a function of changes in the current level of interest rates. The value of an Underlying Fund's investments in fixed income securities will typically change as the level of interest rates fluctuate. During periods of declining interest rates, the value of fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

             "Duration" is one measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Accordingly, Underlying Bond Funds with longer average portfolio durations (e.g., PIMCO Long-Term U.S. Government Fund) will be more sensitive to changes in interest rates than Funds with shorter average portfolio durations (e.g., PIMCO Money Market, Short-Term and Low Duration Funds). Also, some portfolios (e.g., those with mortgage-backed and other prepayable securities) have changing durations and may have increasing durations precisely when that is least advantageous (i.e., when interest rates are rising).

             Many Underlying Funds, including most of the Underlying Bond
            Funds, may invest in securities that are particularly sensitive to fluctuations in prevailing interest rates and have relatively high levels of interest rate risk. These include various mortgage-related securities (for instance, the interest-only or "IO" class of a stripped mortgage-backed security) and "zero coupon" securities (fixed income securities, including certain U.S. Government securities, that do not make periodic interest payments and are purchased at a discount from their value at maturity).

Credit      All of the Underlying Funds are subject to credit risk. This is
Risk        the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflecting in credit ratings provided by rating agencies such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's
            Ratings Services ("S&P").

             The Underlying Funds that invest in fixed income securities
            (particularly the Underlying Bond Funds) are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Underlying Fund's share price and income level. Nearly all fixed income securities are subject to some credit risk, whether the issuers of the securities are corporations, states and local governments or foreign governments. Even certain U.S. Government securities are subject to credit risk.

High        High yield securities (commonly known as "junk bonds") are fixed
Yield       income securities rated lower than Baa by Moody's or BBB by S&P,
Risk        or unrated securities determined to be of comparable quality.
            Underlying Bond Funds which invest in high yield securities (in particular, PIMCO High Yield and Emerging Markets Bond Funds) may be subject to greater volatility and higher levels of credit, liquidity and other risks than Funds that invest exclusively in higher quality fixed income securities (e.g., PIMCO Money Market and Long-Term U.S. Government Funds). High yield securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments (credit risk). High yield securities may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed income securities. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce an Underlying Bond
            Fund's ability to sell its high yield securities (liquidity risk).

Mortgage    Most of the Underlying Bond Funds may invest in mortgage-related
Risk        securities. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is sometimes referred to as extension risk. In addition, mortgage-related securities may involve special risks relating to unanticipated rates of prepayment on the mortgages underlying the securities. This is sometimes referred to as prepayment risk. Declining interest rates may tend to increase prepayments, and these prepayments would have to be reinvested at the then-prevailing lower interest rates.
            Therefore, an Underlying Fund that holds mortgage-related securities may have less potential for capital appreciation during periods of declining interest rates than Funds that invest in other types of fixed income securities of similar maturities.

                                                                  Prospectus 18

Management  Each Underlying Fund is subject to management risk because it is
Risk an actively managed investment portfolio. PIMCO Advisors, Pacific Investment Management Company, and the sub-advisers and individual portfolio managers of the Underlying Funds will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that they will produce the desired results.

A Note on   Each Portfolio may invest in PIMCO StocksPLUS Fund. While the
PIMCO       investment objective of that Fund is to achieve a total return
StocksPLUS  which exceeds the total return performance of the S&P 500 Index,
Fund        it does so by investing substantially all of its assets in a combination of equity-based (S&P 500 Index) derivative instruments, backed by a portfolio of fixed income securities.
            Consequently, the risks of investing in the Fund include derivatives risk and the risks generally associated with the Underlying Bond Funds. To the extent that the Fund invests in S&P
            500 Index derivatives backed by a portfolio of fixed income securities, under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and fixed income securities are declining, the Fund may experience greater losses than would be the case if it were to invest directly in a portfolio of S&P 500 Index stocks.

19PIMCO Funds: Multi-Manager Series

            Investment Objectives and Principal Investment Strategies

            The investment objective and principal investment strategies of each Portfolio are described below. There can be no assurance that the investment objective of any Portfolio will be achieved. Because the market value of each Portfolio's investments will change, the net asset value per share of each Portfolio will also vary.

             The Portfolios are intended for investors who prefer to have their asset allocation decisions made by professional money managers. Each Portfolio seeks to achieve its investment objective by investing within specified equity and fixed income ranges among the Underlying Funds. Each Underlying Fund is a series of the Trust or PIMCO Funds: Pacific Investment Management Series and is managed by PIMCO Advisors and/or its affiliates.

Portfolio   90/10 Portfolio seeks long-term capital appreciation. Under normal
Descriptionsconditions, approximately 90% of the Portfolio's assets will be allocated among Underlying Stock Funds and 10% among Underlying
            Bond Funds.

            60/40 Portfolio seeks long-term capital appreciation and current income. Under normal conditions, approximately 60% of the Portfolio's assets will be allocated among Underlying Stock Funds and 40% among Underlying Bond Funds.

            30/70 Portfolio seeks current income. Long-term capital appreciation is a secondary objective. Under normal conditions, approximately 30% of the Portfolio's assets will be allocated among Underlying Stock Funds and 70% among Underlying Bond Funds.

             PIMCO Advisors serves as the investment adviser to the
            Portfolios. PIMCO Advisors' Asset Allocation Committee determines how each Portfolio allocates and reallocates its assets among the Underlying Funds according to the Portfolio's equity/fixed income allocation targets and ranges. Please see "Asset Allocation Strategies" in the Summary Information section above for a description of the allocation strategies and techniques used by the Committee. The table below illustrates the equity and fixed income allocation targets and typical ranges for each Portfolio under normal market conditions.

             Equity and Fixed Income Targets and Ranges
             (as a percentage of each Portfolio's total investments)

                                                             Typical
           PIMCO Funds                            Target     Allocation
           Asset Allocation Series                Allocation Range
               --------------------------------------------------------
           90/10 Portfolio
            Equity--Underlying Stock Funds        90%        80% - 100%
            Fixed Income--Underlying Bond Funds*  10%         0% -  20%
               --------------------------------------------------------
           60/40 Portfolio
            Equity--Underlying Stock Funds        60%        50% -  70%
            Fixed Income--Underlying Bond Funds*  40%        30% -  50%
               --------------------------------------------------------
           30/70 Portfolio
            Equity--Underlying Stock Funds        30%        25% -  35%
            Fixed Income--Underlying Bond Funds*  70%        65% -  75%

              * The Fixed Income portion may include a money market component through investments in PIMCO Money Market Fund.


              Each Portfolio invests all of its assets in Underlying Funds and may invest in any or all of the Funds. However, it is expected that a Portfolio will invest in only some of the Underlying Funds at any particular time. A Portfolio's investment in a particular Underlying Fund may exceed 25% of the Portfolio's total assets. To the extent that a Portfolio invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Fund. The particular Underlying Funds in which each Portfolio may invest, the equity and fixed income allocation targets and ranges specified above, and the percentage of each Portfolio's assets invested from time to time in any Underlying Fund or combination of Funds may be changed from time to time without the approval of the Portfolio's shareholders. Each Portfolio is also subject to certain investment restrictions that are described under "Investment Restrictions" in the Statement of Additional Information.

                                                                   Prospectus 20

Equity      The equity portion of each Portfolio will be allocated among a
Portion     number of Underlying Stock Funds which represent a broad range of
of the      equity-based asset classes and sub-classes and a variety of
Portfolios  investment objectives and strategies. By allocating assets among these Funds, the equity portions of the Portfolios can be diversified in multiple ways, including the following:

            By Investment Style/Category
              .Growth
              .Blend (Broad Market)
              .Value
              .Enhanced Index
              .Sector-Related

            By Region
              .U.S. Equities
              .International Developed Markets Equities
              .International Emerging Markets Equities

            By Size
              .Large-Cap
              .Mid-Cap
              .Small-Cap

            For a description of the Underlying Stock Funds and their investment objectives and strategies, please see "Underlying Funds."


Fixed       The fixed income portion of each Portfolio will be allocated among
Income      a number of Underlying Bond Funds which represent a broad range of
Portion     fixed income-based asset classes and sub-classes and a variety of
of the      investment objectives and strategies. By allocating assets among
Portfolios  these Funds, the fixed income portions of the Portfolios can be diversified in multiple ways, including the following:

            By Sector/Investment Specialty
              .Governments
              .Mortgages
              .Corporate
              .Inflation-Indexed

            By Region
              .U.S. Fixed Income
              .Developed Foreign Fixed Income
              .Emerging Markets Fixed Income

            By Credit Quality
              .Investment Grade/Money Market
              .Medium Grade
              .High Yield

            By Duration
              .Long-Term
              .Intermediate-Term
              .Short-Term

            For a description of the Underlying Bond Funds and their investment objectives and strategies, please see "Underlying Funds."

Temporary   In response to unfavorable market and other conditions, each
Defensive   Portfolio may invest up to 100% of its assets in PIMCO Money
Strategies  Market Fund (and may deviate from its asset allocation range) for temporary defensive purposes. A Portfolio may also borrow money for temporary or emergency purposes. These temporary strategies would be inconsistent with the Portfolio's investment objective and principal investment strategies and may adversely affect the Portfolio's ability to achieve its investment objective.

21 PIMCO Funds: Multi-Manager Series

Portfolio   A change in the securities held by a Portfolio is known as
Turnover    "portfolio turnover." Because PIMCO Advisors does not expect to reallocate the Portfolios' assets among the Underlying Funds on a frequent basis, the portfolio turnover rates for the Portfolios are expected to be modest (i.e., less than 25%) in comparison to most mutual funds. However, the Portfolios' indirectly bear the expenses associated with portfolio turnover of the Underlying
            Funds, a number of which have fairly high portfolio turnover rates
            (i.e., in excess of 100%). High portfolio turnover involves correspondingly greater expenses to an Underlying Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Shareholders in the Portfolios may also bear expenses directly or indirectly through sales of securities held by the Portfolios and the Underlying Funds which result in realization of taxable capital gains. To the extent such gains relate to securities held for twelve months or less, such gains will be short-term capital gains taxed at ordinary income tax rates when distributed to shareholders who are individuals. The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio's performance and the return to shareholders.


Changes     The investment objective, the equity/fixed income allocation
in          targets and ranges, and, unless otherwise noted, other investment
Investment policies of each Portfolio described in this Prospectus may be Objectives changed by the Board of Trustees without shareholder approval. If
and         there is a change in a Portfolio's investment objective,
Policies    allocation target or range, or other investment policies,
            shareholders should consider whether the Portfolio remains an appropriate investment in light of their then current financial positions and needs.

                                                                   Prospectus 22

              Underlying Funds

              Each Portfolio invests all of its assets in Underlying Funds. Accordingly, each Portfolio's investment performance depends upon a favorable allocation among the Underlying Funds as well as the ability of the Underlying Funds to achieve their objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved. Shares of the Underlying Funds are not offered in this Prospectus.

Advisory      PIMCO Advisors serves as investment adviser for each of the
Arrangements  Underlying Stock Funds, except that its affiliate, Pacific
for the       Investment Management Company, is the sole investment adviser to
Underlying    PIMCO StocksPLUS Fund. The PIMCO Equity Advisors division of PIMCO
Funds         Advisors manages the investments of several of the Underlying
              Stock Funds. PIMCO Advisors retains sub-advisory firms to manage the portfolios of other Underlying Stock Funds. These firms include Cadence Capital Management, NFJ Investment Group and
              Parametric Portfolio Associates, each of which is an affiliate of PIMCO Advisors, and Blairlogie Capital Management, which is not an affiliate. Pacific Investment Management Company is the sole investment adviser to each of the Underlying Bond Funds. For a complete description of the advisory and sub-advisory arrangements for the Underlying Funds, please see the Statement of Additional
              Information and the Underlying Fund prospectuses, which are incorporated herein by reference and are available free of charge by telephoning the Trust at 1-800-927-4648.

Underlying    The following provides a concise description of the investment
Stock         objective, main investments and other information about each
Funds         Underlying Stock Fund. For a complete description of these Funds, please see the Underlying Fund prospectuses, which are incorporated herein by reference and are available free of charge by telephoning the Trust at 1-800-927-4648.

                                                                                     Approximate
               PIMCO                Investment            Main                       Number of
               Fund                 Objective             Investments                Holdings
 ---------------------------------------------------------------------------------------------------
  Growth Stock Growth               Long-term growth of   Common stocks of           35-40
  Funds                             capital;              companies with market
                                    income is an          capitalizations of at
                                    incidental            least $5 billion
                                    consideration
               -------------------------------------------------------------------------------------
               Target               Capital appreciation; Common stocks of           40-60
                                    no                    companies with market
                                    consideration is      capitalizations of
                                    given to income       between $1 billion and
                                                          $10 billion
               -------------------------------------------------------------------------------------
               Opportunity          Capital appreciation; Common stocks of           60-100
                                    no                    companies with market
                                    consideration is      capitalizations of
                                    given to income       between $100 million and
                                                          $2 billion
 ---------------------------------------------------------------------------------------------------
  Blend Stock  Capital Appreciation Growth of capital     Common stocks of           60-100
  Funds                                                   companies with market
                                                          capitalizations of at
                                                          least $1 billion that
                                                          have improving
                                                          fundamentals and whose
                                                          stock is reasonably
                                                          valued by the market
               -------------------------------------------------------------------------------------
               Mid-Cap              Growth of capital     Common stocks of           60-100
                                                          companies with market
                                                          capitalizations of more
                                                          than $500 million
                                                          (excluding the largest
                                                          200 companies) that have
                                                          improving fundamentals
                                                          and whose stock is
                                                          reasonably valued by the
                                                          market
               -------------------------------------------------------------------------------------
               Small-Cap            Growth of capital     Common stocks of           60-100
                                                          companies with market
                                                          capitalizations of more
                                                          than $100 million
                                                          (excluding the largest
                                                          1,000 companies) that
                                                          have improving
                                                          fundamentals and whose
                                                          stock is reasonably
                                                          valued by the market
               -------------------------------------------------------------------------------------
               Micro-Cap            Long-term growth of   Common stocks of           60-100
                                    capital               companies with market
                                                          capitalizations of less
                                                          than $250 million that
                                                          have improving
                                                          fundamentals and whose
                                                          stock is reasonably
                                                          valued by the market

23PIMCO Funds: Multi-Manager Series

                                                                                           Approximate
                 PIMCO                    Investment            Main                       Number of
                 Fund                     Objective             Investments                Holdings
 ---------------------------------------------------------------------------------------------------------
  Value Stock    Equity Income            Current income as a   Income-producing common      40-50
  Funds                                   primary objective;    stocks of companies with
                                          long-term growth of   market capitalizations
                                          capital as a          of more than $2 billion
                                          secondary objective
                 -----------------------------------------------------------------------------------------
                 Renaissance              Long-term growth of   Common stocks of             50-80
                                          capital and income    companies with below-
                                                                average valuations whose
                                                                business fundamentals
                                                                are expected to improve
                 -----------------------------------------------------------------------------------------
                 Value                    Long-term growth of   Common stocks of              40
                                          capital and income    companies with market
                                                                capitalizations of more
                                                                than $2 billion that are
                                                                undervalued relative to
                                                                the market and their
                                                                industry groups
                 -----------------------------------------------------------------------------------------
                 Small-Cap Value          Long-term growth of   Common stocks of              100
                                          capital and income    companies with market
                                                                capitalizations of
                                                                between $100 million and
                                                                $1.5 billion and below-
                                                                average price-to-
                                                                earnings ratios relative
                                                                to the market and their
                                                                industry groups
 ---------------------------------------------------------------------------------------------------------
  Enhanced Index Tax-Efficient Equity     Maximum after-tax     A broadly diversified      More than
  Stock Funds                             growth of capital     portfolio of at least         200
                                                                200 common stocks of
                                                                companies represented in
                                                                the S&P 500 Index with
                                                                market capitalizations
                                                                of more than $5 billion
                 -----------------------------------------------------------------------------------------
                 Enhanced Equity          A total return which  Common stocks               100-200
                                          equals or exceeds the represented in the S&P
                                          total return          500 Index with market
                                          performance of an     capitalizations of more
                                          index (currently the  than $5 billion
                                          S&P 500 Index) that
                                          represents the
                                          performance of a
                                          reasonably broad
                                          spectrum of common
                                          stocks that are
                                          publicly traded in
                                          the U.S.
                 -----------------------------------------------------------------------------------------
                 StocksPLUS               Total return that     S&P 500 stock index           N/A
                                          exceeds that of the   derivatives backed by a
                                          S&P 500 Index         portfolio of short-term
                                                                fixed income securities
 ---------------------------------------------------------------------------------------------------------
  International  International            Capital appreciation  Common stocks of foreign    200-250
  Stock Funds                             through investment in (non-U.S.) issuers
                                          an international      (developed and emerging
                                          portfolio; income is  markets) with market
                                          an incidental         capitalizations of more
                                          consideration         than $500 million
                 -----------------------------------------------------------------------------------------
                 International Growth     Long-term capital     An international            50-100
                                          appreciation          portfolio of common
                                                                stocks
                 -----------------------------------------------------------------------------------------
                 Structured Emerging      Long-term growth of   Common stocks of           More than
                 Markets                  capital               companies located in, or      300
                                                                whose business relates
                                                                to, emerging markets
                 -----------------------------------------------------------------------------------------
                 Tax-Efficient Structured Long-term growth of   Common stocks of           More than
                 Emerging Markets         capital. The Fund     companies located in, or      300
                                          also seeks to achieve whose business relates
                                          superior after-tax    to, emerging markets
                                          returns for its
                                          shareholders by using
                                          a variety of tax-
                                          efficient management
                                          strategies
 ---------------------------------------------------------------------------------------------------------
  Sector-Related Innovation               Capital appreciation; Common stocks of              40
  Stock Funds                             no consideration is   technology-related
                                          given to income       companies with market
                                                                capitalizations of more
                                                                than $200 million


                                                                   Prospectus 24

Underlying  The investment objective of each Underlying Bond Fund (except as
Bond        provided below) is to seek to realize maximum total return,
Funds       consistent with preservation of capital and prudent investment management. The "total return" sought by most of the Underlying
            Bond Funds will consist of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The investment objective of PIMCO Real Return Bond Fund is to seek to realize maximum real return, consistent with preservation of real capital and prudent investment management. "Real return" is a measure of the change in purchasing power of money invested in a particular investment after adjusting for inflation. The investment objective of each of PIMCO Money Market Fund and PIMCO Short-Term Fund is to seek to obtain maximum current income, consistent with preservation of capital and daily liquidity. PIMCO Money Market
            Fund also attempts to maintain a stable net asset value of $1.00 per share, although there can be no assurance that it will be successful in doing so.

             The following provides a concise description of the main
            investments of and other information relating to each Underlying Bond Fund. For a complete description of these Funds, please see the Underlying Fund prospectus for PIMCO Funds: Pacific Investment Management Series, which is incorporated herein by reference and is available free of charge by telephoning the Trust at 1-800-927-4648.

                                                                                                               Non-U.S. Dollar
                                                                                                               Denominated
                         PIMCO Fund        Main Investments           Duration         Credit Quality(/1/)     Securities(/2/)
             --------------------------------------------------------------------------------------------------------
          Short          Money Market      Money market instruments   less than or     Min 95% Aaa or Prime 1; 0%
          Duration Bond                                               equal to         less than or equal to
          Funds                                                       90 days          5% Aa or Prime 2
                                                                      dollar-weighted
                                                                      average maturity
                      ------------------------------------------------------------------------------------------
                         Short-Term        Money market instruments   0-1 yr           B to Aaa; max 10%       0-5%
                                           and                                         below Baa
                                           short maturity fixed
                                           income
                                           securities
                      ------------------------------------------------------------------------------------------
                         Low Duration      Short maturity fixed       1-3 yrs          B to Aaa; max 10%       0-20%
                                           income                                      below Baa
                                           securities
             --------------------------------------------------------------------------------------------------------
          Intermediate   Moderate Duration Short and intermediate     2-5 yrs          B to Aaa; max 10%       0-20%
          Duration                         maturity                                    below Baa
          Bond Funds                       fixed income securities
                      ------------------------------------------------------------------------------------------
                         Total Return      Intermediate maturity      3-6 yrs          B to Aaa; max 10%       0-20%
                                           fixed income securities                     below Baa
                      ------------------------------------------------------------------------------------------
                         Total Return II   Intermediate maturity      3-6 yrs          Baa to Aaa              0%
                                           fixed
                                           income securities with
                                           quality
                                           and foreign issuer
                                           restrictions
             --------------------------------------------------------------------------------------------------------
          Long Duration  Long-Term U.S.    Long-term maturity fixed   greater than     A to Aaa                0%
          Bond Funds     Government        income                     or equal to
                                           securities                 8 yrs
             --------------------------------------------------------------------------------------------------------
          International  Global Bond       U.S. and foreign           3-7 yrs          B to Aaa; max 10%       25-75%
          Bond Funds                       intermediate                                below Baa
                                           maturity fixed income
                                           securities
                      ------------------------------------------------------------------------------------------
                         Foreign Bond      Intermediate maturity      3-7 yrs          B to Aaa; max 10%     greater than
                                           hedged                                      below Baa             or equal to
                                           foreign fixed income                                                 85%
                                           securities
                      ------------------------------------------------------------------------------------------
                         Emerging Markets  Emerging market fixed      0-8 yrs          B to Aaa              greater than
                         Bond              income                                                            or equal to
                                           securities                                                           80%
             --------------------------------------------------------------------------------------------------------
          High Yield     High Yield        Higher yielding fixed      2-6 yrs          B to Aaa; min 65%       0%
          Bond Funds                       income                                      below Baa
                                           securities
             --------------------------------------------------------------------------------------------------------
          Inflation      Real Return Bond  Inflation-indexed fixed    N/A              B to Aaa; max 10%       0-35%
          Indexed Bond                     income                                      below Baa
          Funds                            securities

            1. As rated by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Ratings Services, or if unrated, de-termined by Pacific Investment Management Company to be of compa-rable quality.
            2. Percentage limitations relate to non-U.S. dollar-denominated securities for all Underlying Bond Funds except PIMCO Global Bond, Foreign Bond and Emerging Markets Bond Funds. Percentage limitations for these three Funds relate to securities of non-U.S. issuers, denominated in any currency. Each Underlying Bond Fund (except PIMCO Total Return II and Long-Term U.S. Government Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

              Each Underlying Bond Fund invests at least 65% of its assets in the following types of securities, which, unless provided above, may be issued by domestic or foreign entities and denominated in U.S. dollars or foreign currencies: securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, catastrophe bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities.

25PIMCO Funds: Multi-Manager Series

Other          In addition to purchasing the securities listed above under "Main
Investment     Investments," some or all of the Underlying Funds may to varying
Practices      extents: lend portfolio securities; enter into repurchase
of the         agreements and reverse repurchase agreements; purchase and sell
Underlying     securities on a when-issued or delayed delivery basis; enter into
Funds          forward commitments to purchase securities; purchase and write call and put options on securities and securities indexes; enter into futures contracts, options on futures contracts and swap agreements; invest in foreign securities; and buy or sell foreign currencies and enter into forward foreign currency contracts.
               These and the other types of securities and investment techniques used by the Underlying Funds all have attendant risks. The
               Portfolios are indirectly subject to some or all of these risks to varying degrees because they invest all of their assets in the Underlying Funds. For further information concerning the investment practices of and risks associated with the Underlying
               Funds, please see "Investment Objectives and Policies" in the Statement of Additional Information and the Underlying Fund prospectuses, which are incorporated herein by reference and are available free of charge by telephoning the Trust at 1-800-927-
               4648.

Additional
Underlying
Funds In addition to the Funds listed above, a Portfolio may invest in additional Underlying Funds, including those that may become available for investment in the future, at the discretion of PIMCO Advisors and without shareholder approval.

               Other Risk Information

Potential      PIMCO Advisors has broad discretion to allocate and reallocate
Conflicts      the Portfolios' assets among the Underlying Funds consistent with
of             the Portfolios' investment objectives and policies and asset
Interest       allocation targets and ranges. Although PIMCO Advisors does not charge an investment advisory fee for its asset allocation services, PIMCO Advisors and its affiliates indirectly receive fees (including investment advisory and administrative fees) from the Underlying Funds in which the Portfolios invest. In this regard, PIMCO Advisors has a financial incentive to invest a Portfolio's assets in Underlying Funds with higher fees than other Funds, even if it believes that alternate investments would better serve the Portfolio's investment program. PIMCO Advisors is legally obligated to disregard that incentive in making asset allocation decisions for the Portfolios. The Trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolios and the Underlying Funds of the Trust.

               Management of the Portfolios

Investment
Adviser
and
Administrator
               PIMCO Advisors serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Portfolios. Subject to the supervision of the Board of Trustees, PIMCO Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Portfolios and the Portfolios' business affairs and other administrative matters.

                 PIMCO Advisors is located at 800 Newport Center Drive, Newport
               Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 1999, PIMCO Advisors and its subsidiary partnerships had more than $261 billion in assets under management.

                 PIMCO Advisors has retained its affiliate, Pacific Investment
               Management Company, to provide various administrative and other services required by the Portfolios in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

                                                                 Prospectus   26

Asset           PIMCO Advisors' Asset Allocation Committee is responsible for
Allocation      determining how the Portfolios' assets are allocated and
Committee       reallocated from time to time among the Underlying Funds. The following provides information about the individuals who comprise the Asset Allocation Committee and are primarily responsible for making asset allocation and other investment decisions for the Portfolios.

          Asset Allocation
          Committee Member     Since* Recent Professional Experience
            ---------------------------------------------------------------------------------------------
          William D. Cvengros  1998   Chief Executive Officer, President and a Member of the Management
                                      Board of PIMCO Advisors. Previously, he was Chairman of the Board
                                      of Trustees and President of the Trust. He was a Director and
                                      the Vice Chairman and Chief Investment Officer of Pacific Life
                                      Insurance Company from January 1990 to November 1994.
          Timothy R. Clark     1998   Vice President of PIMCO Advisors and a Senior Vice President of
                                      PIMCO Funds Distributors LLC. Previously, he was President of
                                      Katonah Capital Management, Inc. from July 1995 to December 1996 and served in various capacities at Zweig Advisors Inc. from
                                      September 1989 to July 1995.
          Robert S. Venable    1998   Vice President of PIMCO Advisors. Previously, he was a Vice
                                      President and portfolio manager at Pacific Investment Management
                                      Company from August 1992 to August 1996.
          David Young          1998   Vice President and an Account Manager at Pacific Investment
                                      Management Company. He has served in various capacities with
                                      Pacific Investment Management Company and its affiliates since
                                      January 1994. Previously, he was a Vice President and portfolio manager at Analytic Investment Management, Inc. from September 1988 to January 1994.

             * Each individual has served on the Committee since the inception of each Portfolio in September 1998.

                  It is expected that, on or about May 8, 2000, Messrs. Cvengros and Venable will be replaced as members of the Asset Allocation Committee by Kenneth W. Corba and John S. Loftus. Mr. Corba is a Managing Director and Chief Investment Officer of the PIMCO Equity Advisors division of PIMCO Advisors, and a member of the Management Board of PIMCO Advisors. Prior to joining PIMCO Advisors, he was with Eagle Asset Management from 1995 to 1998, serving in various capacities including as Chief Investment Officer and Portfolio Manager. He was with Stein Roe & Farnham Inc. from 1984 to 1995. Mr. Loftus is a Managing Director of Pacific Investment Management Company, where he is a senior member of its investment strategy group. Mr. Loftus also heads the firm's product management area. Mr. Loftus joined Pacific Investment Management Company in 1986.

Advisory        The Portfolios do not pay any fees to PIMCO Advisors under the
Fees            Trust's investment advisory agreement in return for the advisory and asset allocation services provided by PIMCO Advisors. The
                Portfolios do, however, indirectly pay their proportionate share of the advisory fees paid to PIMCO Advisors and Pacific
                Investment Management Company by the Underlying Funds in which the Portfolios invest. See "Underlying Fund Expenses" below.

Administrative
Fees
                Institutional Class and Administrative Class shareholders of each Portfolio pay an administrative fee to PIMCO Advisors, computed as a percentage of the Portfolio's assets attributable in the aggregate to those classes of shares. PIMCO Advisors, in turn, provides or procures administrative services for Institutional Class and Administrative Class shareholders and also bears the costs of various third-party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

                The Portfolios were not operational for the entire fiscal year ended June 30, 1999. Each Portfolio is obligated to pay monthly administrative fees to PIMCO Advisors at an annual rate of 0.15% based on the average daily net assets attributable in the aggregate to the Portfolio's Institutional Class and Administrative Class shares. In order to reduce expenses, PIMCO Advisors has voluntarily undertaken to waive a portion of the administrative fees it is entitled to receive for Institutional Class and Administrative Class shares of each Portfolio until further notice. As a result, while the waiver is in effect, each Portfolio will pay administrative fees to PIMCO Advisors at the annual rate of 0.10%, calculated in the manner specified above. The Portfolios also indirectly pay their proportionate share of the administrative fees charged by PIMCO Advisors and Pacific Investment Management Company to the Underlying Funds in which the Portfolios invest. See "Underlying Fund Expenses" below.

Underlying
Fund
Expenses
                The expenses associated with investing in a "fund of funds," such as the Portfolios, are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a "fund of funds" indirectly pay a portion of the fees and expenses charged at the underlying fund level.

27 PIMCO Funds: Multi-Manager Series

              The Portfolios are structured in the following ways to lessen the impact of expenses incurred at the Underlying Fund level:

              . The Portfolios do not pay any fees for asset allocation or advisory services under the Trust's investment advisory agreement.

              . The Underlying Funds invest in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

              The following table summarizes the annual expenses borne by
            Institutional Class shareholders of the Underlying Funds (based on estimates for the current fiscal year). Because the Portfolios invest in Institutional Class shares of the Underlying Funds, shareholders of each Portfolio indirectly bear a proportionate share of these expenses, depending upon how the Portfolio's assets are allocated from time to time among the Underlying Funds. See "Fees and Expenses of the Portfolio" in each Portfolio Summary above.

                                      Annual Underlying Fund Expenses
                                      (Based on the average daily net assets
                                      attributable
                                      to a Fund's Institutional Class shares):

                                      Advisory Administrative Total Fund
           Underlying Fund            Fees     Fees           Operating Expenses
               ----------------------------------------------------------------
           PIMCO Growth               0.50%    0.25%         0.75%
               ----------------------------------------------------------------
           PIMCO Target               0.55     0.25          0.80
               ----------------------------------------------------------------
           PIMCO Opportunity          0.65     0.25          0.90
               ----------------------------------------------------------------
           PIMCO Capital
            Appreciation              0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO Mid-Cap              0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO Small-Cap            1.00     0.25          1.25
               ----------------------------------------------------------------
           PIMCO Micro-Cap            1.25     0.25          1.50
               ----------------------------------------------------------------
           PIMCO Equity Income        0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO Renaissance          0.60     0.25          0.85
               ----------------------------------------------------------------
           PIMCO Value                0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO Small-Cap Value      0.60     0.25          0.85
               ----------------------------------------------------------------
           PIMCO Tax-Efficient
            Equity                    0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO Enhanced Equity      0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO StocksPLUS           0.40     0.25          0.65
               ----------------------------------------------------------------
           PIMCO International        0.55     0.50          1.05
               ----------------------------------------------------------------
           PIMCO International
            Growth                    0.85     0.50          1.35
               ----------------------------------------------------------------
           PIMCO Structured Emerging
            Markets                   0.45     0.50          0.95
               ----------------------------------------------------------------
           PIMCO Tax-Efficient
            Structured Emerging
            Markets                   0.45     0.50          0.95
               ----------------------------------------------------------------
           PIMCO Innovation           0.65     0.25          0.90
               ----------------------------------------------------------------
           PIMCO Money Market         0.15     0.20          0.35
               ----------------------------------------------------------------
           PIMCO Short-Term           0.25     0.20          0.45
               ----------------------------------------------------------------
           PIMCO Low Duration         0.25     0.18          0.43
               ----------------------------------------------------------------
           PIMCO Moderate Duration    0.25     0.20          0.45
               ----------------------------------------------------------------
           PIMCO Total Return         0.25     0.18          0.43
               ----------------------------------------------------------------
           PIMCO Total Return II      0.25     0.25          0.50
               ----------------------------------------------------------------
           PIMCO Long-Term U.S.
            Government                0.25     0.25          0.50
               ----------------------------------------------------------------
           PIMCO Global Bond          0.25     0.30          0.55
               ----------------------------------------------------------------
           PIMCO Foreign Bond         0.25     0.25          0.50
               ----------------------------------------------------------------
           PIMCO Emerging Markets
            Bond                      0.45     0.40          0.85
               ----------------------------------------------------------------
           PIMCO High Yield           0.25     0.25          0.50
               ----------------------------------------------------------------
           PIMCO Real Return Bond     0.25     0.27          0.52

Distributor
              The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

                                                                   Prospectus 28

            Investment Options --
            Institutional Class and Administrative Class Shares

            The Trust offers investors Institutional Class and Administrative Class shares of the Portfolios in this Prospectus.

             The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares. Administrative Class shares are generally subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

              . Service and Distribution (12b-1) Fees--Administrative Class
            Shares. The Trust has adopted an Administrative Services Plan and a Distribution Plan for the Administrative Class shares of each Portfolio. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the Investment Company Act of 1940 and is administered in accordance with that rule. However, shareholders do not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan.

             Each Plan allows the Portfolios to use their Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Portfolios as their funding medium and for related expenses.

             In combination, the Plans permit a Portfolio to make total reimbursements at an annual rate of up to 0.25% of the Portfolio's average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Portfolio's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

              . Arrangements with Service Agents. Institutional Class and
            Administrative Class shares of the Portfolios may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Portfolio shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Portfolio shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.


29PIMCO Funds: Multi-Manager Series

            Purchases, Redemptions and Exchanges

            Investors may purchase Institutional Class and Administrative
Purchasing  Class shares of the Portfolios at the relevant net asset value
Shares      ("NAV") of that class without a sales charge or other fee.

             Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Portfolios.

             Administrative Class shares are offered primarily through
            employee benefit plan alliances, broker-dealers and other intermediaries, and each Portfolio pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

             Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Portfolio and will not require a Portfolio to pay any type of administrative payment per participant account to any third party.

              . Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000 per Portfolio. At the discretion of PIMCO Advisors, the minimum initial investment may be waived for Institutional or Administrative Class shares offered to clients of PIMCO Equity Advisors, Cadence, NFJ, Pacific Investment Management Company, Parametric and their affiliates, and to the benefit plans of PIMCO Advisors and its affiliates. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor in which each investor pays an asset based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

             The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

             The investment minimums discussed in this section do not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

              . Timing of Purchase Orders and Share Price Calculations. A
            purchase order received by the Trust's transfer agent, National Financial Data Services (the "Transfer Agent"), prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day's net asset value ("NAV"). An order received after the close of regular trading on the New York Stock Exchange will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

              . Initial Investment. Investors may open an account by
            completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.

             Except as described below, an investor may purchase Institutional
            Class and Administrative Class shares only by wiring federal funds to the Transfer Agent, National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Portfolio and share class, amount being wired, and wiring bank name.

                                                                   Prospectus 30

             An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO Advisors or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

              . Additional Investments. An investor may purchase additional
            Institutional Class and Administrative Class shares of the Portfolios at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

              . Other Purchase Information. Purchases of a Portfolio's
            Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

             The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolios or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

             An investor should invest in the Portfolios for long-term
            investment purposes only. The Trust and PIMCO Advisors each reserves the right to restrict purchases of Portfolio shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

             Institutional Class and Administrative Class shares of the Trust are not qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Portfolio are available for offer and sale in the investor's state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

              . Retirement Plans. Shares of the Portfolios are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Portfolio as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.


Redeeming     . Redemptions by Mail. An investor may redeem (sell)
Shares Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. The redemption request should state the Portfolio from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

              . Redemptions by Telephone or Other Wire Communication. An
            investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, or by other means of wire communication. Investors should state the Portfolio and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed and the account number. Redemption requests of an amount of $10 million or more may be initiated by telephone, but must be confirmed in writing by an authorized party prior to processing.

             In electing a telephone redemption, the investor authorizes
            Pacific Investment Management Company and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Pacific Investment Management Company or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions

31PIMCO Funds: Multi-Manager Series

            (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in telephone service may mean that a shareholder will be unable to effect a redemption by telephone when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing). All telephone transactions are recorded, and Pacific Investment Management Company or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Other Redemption Information."

             Shareholders may decline telephone exchange or redemption
            privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

             Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

              . Timing of Redemption Requests and Share Price Calculations. A
            redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day. Redemption requests for Portfolio shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Portfolio name, and must be executed or initialed by the appropriate signatories.

              . Other Redemption Information. Redemption proceeds will
            ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

             For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

             Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000. This mandatory redemption policy does not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

             The Trust agrees to redeem shares of each Portfolio solely in cash up to the lesser of $250,000 or 1% of the Portfolio's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Portfolio in lieu of cash. When shares are redeemed in kind, the redeeming shareholder may incur transaction costs upon the disposition of the securities received in the distribution.

                                                                   Prospectus 32

             Redemption of Portfolio shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Portfolios or the Underlying Funds to dispose of their securities or to determine fairly the value of their net assets, or duing any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.


Exchange    An investor may exchange Institutional Class or Administrative
Privilege   Class shares of a Portfolio for shares of the same class of any other Portfolio or other series of the Trust that offers that class based on the respective NAVs of the shares involved, subject to any restrictions on exchanges set forth in the applicable
            Fund's or series' prospectus(es). An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-
            4648. An investor may also exchange shares of a Portfolio for shares of the same class of a series of PIMCO Funds: Pacific
            Investment Management Series, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific
            Investment Management Company. Shareholders interested in such an exchange may request a prospectus for these other series by contacting PIMCO Funds: Pacific Investment Management Series at the same address and telephone number as the Trust.

             An investor may exchange shares only with respect to Portfolios or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information.

             The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Portfolio and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Portfolio. Currently, the Trust limits the number of "round trip" exchanges investors may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Portfolio, subsequently exchanges those shares for shares of a different Portfolio or other PIMCO Fund, and then exchanges back into the originally purchased Portfolio. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Portfolio) more than six round trip exchanges in any twelve-month period. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days' prior notice whenever it is reasonably able to do so.

            How Portfolio Shares Are Priced

            The net asset value ("NAV") of a Portfolio's Institutional Class and Administrative Class shares is determined by dividing the total value of a Portfolio's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             The assets of each Portfolio consist of shares of the Underlying
            Funds, which are valued at their respective NAVs at the time of valuation of the Portfolios' shares. For purposes of calculating the NAV of Underlying Fund shares, portfolio securities and other assets of the Funds for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees of the Underlying Fund, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Fund's Board of Trustees or persons acting at the Board's direction.

             Underlying Fund investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of an Underlying Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar

33PIMCO Funds: Multi-Manager Series
            may be affected significantly on a day that the New York Stock Exchange is closed. As a result, to the extent that a Portfolio invests in Underlying Funds that hold foreign securities, the NAV of the Portfolio's shares may change at times when you can not purchase, redeem or exchange shares.

             Portfolio and Underlying Fund shares are valued at the close of regular trading (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Underlying Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Underlying Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Underlying Funds may value securities at fair value or estimate their value as determined in good faith by the Fund's Board of Trustees pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Underlying Fund's Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

            Portfolio Distributions

            Each Portfolio distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Portfolio shares the day after the Trust receives the shareholder's purchase payment. Dividends paid by each Portfolio with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the service and/or distribution fees applicable to Administrative Class shares. The following shows when each Portfolio intends to declare and distribute income dividends to shareholders of record.

          Portfolio             At Least Annually           Quarterly           Monthly
            ---------------------------------------------------------------------------
          90/10 Portfolio               .
            ---------------------------------------------------------------------------
          60/40 Portfolio                                       .
            ---------------------------------------------------------------------------
          30/70 Portfolio                                                          .
            ---------------------------------------------------------------------------

             In addition, each Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

             A Portfolio's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Portfolio at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Portfolio name(s) and wiring instructions. Shareholders do not pay any sales charges or other fees on shares received through the reinvestment of Portfolio distributions.

             For further information on distribution options, please contact the Trust at 1-800-927-4648.

            Tax Consequences

             . Taxes on Portfolio Distributions. A shareholder subject to U.S.
            federal income tax will be subject to tax on Portfolio distributions whether they are paid in cash or reinvested in additional shares of the Portfolios. For federal income tax purposes, Portfolio distributions will be taxable to the shareholder as either ordinary income or capital gains.

             Portfolio dividends (i.e., distributions of investment income)
            are taxable to shareholders as ordinary income. Federal taxes on Portfolio distributions of gains are determined by how long the Portfolio owned the investments that generated the gains, rather than how long the shareholder owned the shares. Distributions of gains from investments that a Portfolio owned for more than 12 months will generally be taxable to shareholders as capital gains. Distributions of gains from investments that the Portfolio owned for 12 months or less will generally be taxable as ordinary income.

                                                                   Prospectus 34

             Portfolio distributions are taxable to shareholders even if they are paid from income or gains earned by a Portfolio prior to the shareholder's investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Portfolio distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

             The Portfolios' use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders. See "Taxation--Distributions" in the Statement of Additional Information.

             . Taxes on Redemptions or Exchanges of Shares. Any gain resulting from the sale of Portfolio shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Portfolio for shares of another Portfolio or series of the Trust, the transaction will be treated as a sale of the first Portfolio's shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

             This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Portfolio dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Portfolios.


35PIMCO Funds: Multi-Manager Series

                      (This page left blank intentionally)

                                                                   Prospectus 36

            Financial Highlights

            The financial highlights table is intended to help you understand the financial performance of Institutional Class and Administrative Class shares of each Portfolio since the class of shares was first offered. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.

                 Net Asset             Net Realized/     Total    Dividends  Distributions
    Year or        Value      Net        Unrealized   Income from  from Net    from Net
    Period       Beginning Investment  Gain (Loss) on Investment  Investment   Realized
     Ended       of Period   Income     Investments   Operations    Income   Capital Gains
------------------------------------------------------------------------------------------
90/10 Portfolio
 Institutional
  Class
  02/26/99-
   06/30/99       $10.91     $0.05(a)      $1.23(a)      $1.28      $ 0.00       $0.00
 Administrative
  Class
  02/26/99-
   06/30/99        10.91      0.04(a)       1.23(a)       1.27        0.00        0.00
60/40 Portfolio
 Institutional
  Class
  02/26/99-
   06/30/99       $10.55     $0.09(a)      $0.73(a)      $0.82      $(0.10)      $0.00
 Administrative
  Class
  02/26/99-
   06/30/99        10.55      0.09(a)       0.72(a)       0.81       (0.09)       0.00
30/70 Portfolio
 Institutional
  Class
  02/26/99-
   06/30/99       $10.09     $0.15(a)      $0.23(a)      $0.38      $(0.14)      $0.00
 Administrative
  Class
  02/26/99-
   06/30/99        10.09      0.14(a)       0.23(a)       0.37       (0.13)       0.00

-------
 *Annualized
 (a) Per share amounts based on average number of shares outstanding during the period.
 (b) The information provided under Ratio of Expenses to Average Net Assets reflects a voluntary fee waiver of 0.05% currently in effect. If this waiver was not reflected, Ratio of Expenses to Average Net Assets would be 0.15% for Institutional Class shares and 0.40% for Administrative Class shares of each Portfolio.

37PIMCO Funds: Multi-Manager Series

                                                                            Ratio of Net
                                                               Ratio of      Investment
Tax Basis                Net Asset               Net Assets   Expenses to   Income (Loss)
Return of      Total     Value End                 End of     Average Net    to Average     Portfolio
 Capital   Distributions of Period Total Return Period (000s)   Assets       Net Assets   Turnover Rate
-------------------------------------------------------------------------------------------------------
  $0.00       $ 0.00      $12.19      11.73%         $11         0.10%*(b)      1.17%*          48%
   0.00         0.00       12.18      11.64           11         0.35*(b)       0.95*           48
  $0.00       $(0.10)     $11.27       7.80%         $11         0.10%*(b)      2.52%*          39%
   0.00        (0.09)      11.27       7.71           11         0.35*(b)       2.44*           39
  $0.00       $(0.14)     $10.33       3.78%         $10         0.10%*(b)      4.20%*          37%
   0.00        (0.13)      10.33       3.70           10         0.35*(b)       4.03*           37

                                                                   Prospectus 38

                      (This page left blank intentionally)

                      (This page left blank intentionally)

                      (This page left blank intentionally)

            -------------------------------------------------------------------
PIMCO       INVESTMENT ADVISER AND ADMINISTRATOR
Funds:      PIMCO Advisors L.P., 800 Newport Center Drive, Newport Beach, CA
Multi-      92660
Manager
Series      -------------------------------------------------------------------
            CUSTODIAN
            State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO
            64105

            -------------------------------------------------------------------
            TRANSFER AGENT
            National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, MO 64105

            -------------------------------------------------------------------
            INDEPENDENT ACCOUNTANTS
            PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

            -------------------------------------------------------------------
            LEGAL COUNSEL
            Ropes & Gray, One International Place, Boston, MA 02110

            -------------------------------------------------------------------

For More Information

Two following documents are or will be available that offer further information on the Portfolios and other series of PIMCO funds: Multi-Manager Series.

Annual/Semi-Annual Reports to Shareholders The Trust's annual and semi-annual reports include a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year or other period.

Statement of Additional Information (SAI) The SAI contains additional information about the Portfolios. A current SAI has been filed with the Securities and Exchange Commission, and is incorporated into this prospectus by reference.


To request a free copy of these documents or to make inquiries about the Portfolios, please write or call:

          PIMCO Funds:
          Multi-Manager Series
          840 Newport Center Drive
          Suite 300
          Newport Beach, CA 92660

          Telephone:
          1-800-927-4648
          1-800-987-4626 (PIMCO
          Infolink Audio Response
          Network)

Information about the Trust (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. You may also access reports and other information about the Trust on the EDGAR database on the Commission's Internet site at www.sec.gov, and copies of that information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.



SEC File Number: 811-6161



    [PIMCO FUNDS LOGO APPEARS HERE]


PIMCO Funds:
Multi-Manager Series

840 Newport Center Drive
Suite 300
Newport Beach, CA 92660
www.pimcofunds.com

                            PIMCO FUNDS PROSPECTUS


Asset Allocation
Series

April 3, 2000       PIMCO Funds Asset Allocation Series consists of three
                    actively managed mutual funds that invest in a diversified
Share Classes       portfolio of PIMCO Funds. In addition to broad
A     B     C       diversification, each Portfolio provides access to the
                    extensive asset allocation and investment management capabilities of PIMCO Advisors L.P. and its affiliates.


                    90/10 Portfolio

                    Seeks long-term capital appreciation. The Portfolio normally invests approximately 90% of its assets in PIMCO Stock
                    Funds and 10% in PIMCO Bond Funds.


                    60/40 Portfolio

                    Seeks long-term capital appreciation and current income. The Portfolio normally invests approximately 60% of its assets in PIMCO Stock Funds and 40% in PIMCO Bond Funds.


                    30/70 Portfolio

                    Seeks current income, with long-term capital appreciation a secondary objective. The Portfolio normally invests approximately 30% of its assets in PIMCO Stock Funds and 70% in PIMCO Bond Funds.


                                              [LOGO OF PIMCO FUNDS APPEARS HERE]

This cover is not part of the Prospectus.

            PIMCO Funds Prospectus

PIMCO       This Prospectus describes three actively managed mutual fund
Funds:      Portfolios offered by PIMCO Funds: Multi-Manager Series.
Multi-
Manager
Series


                 Asset Allocation Series -- 90/10 Portfolio

                 Asset Allocation Series -- 60/40 Portfolio

April 3,         Asset Allocation Series -- 30/70 Portfolio
2000

            Each Portfolio invests in a diversified portfolio of other PIMCO Funds. This Prospectus explains what you should know about the Portfolios before you invest. Please read it carefully.

Share
Classes
A, B
and C

            The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1 PIMCO Funds: Multi-Manager Series

            Table of Contents

         Summary Information................................................   3
         Portfolio Summaries
           90/10 Portfolio..................................................   5
           60/40 Portfolio..................................................   8
           30/70 Portfolio..................................................  11
         Summary of Principal Risks.........................................  14
         Investment Objectives and Principal Investment Strategies..........  20
         Underlying Funds...................................................  23
         Other Risk Information.............................................  26
         Management of the Portfolios.......................................  27
         Investment Options - Class A, B and C Shares ......................  29
         How Portfolio Shares Are Priced....................................  32
         How to Buy and Sell Shares.........................................  32
         Portfolio Distributions............................................  36
         Tax Consequences...................................................  37
         Financial Highlights...............................................  39

                                                                   Prospectus  2

            Summary Information

            The Portfolios are intended for investors who prefer to have their asset allocation decisions made by professional money managers. Each Portfolio has a distinct investment objective which it seeks to achieve by investing within specified equity and fixed income targets and ranges among certain Funds in the PIMCO Funds family. The Portfolios invest only in Funds in the PIMCO Funds family. The PIMCO Funds in which the Portfolios invest are called Underlying Funds or Funds in this Prospectus.

              Some of the Underlying Funds invest primarily in equity
            securities and are called Underlying Stock Funds. Other Underlying Funds invest primarily in fixed income securities, including money market instruments, and are called Underlying Bond Funds. The Portfolios are named according to their equity/fixed income allocation targets. For instance, the 90/10 Portfolio will normally invest approximately 90% of its assets in Underlying Stock Funds and 10% of its assets in Underlying Bond Funds.

              The table below lists the investment objectives and compares the asset allocation strategies of the Portfolios. Other important characteristics are described in the individual Portfolio Summaries beginning on page 5, and are discussed in greater detail under "Investment Objectives and Principal Investment Strategies." A "Summary of Principal Risks" begins on page 11.

         PIMCO Funds
         Asset Allocation Series Investment Objective     Allocation Strategy
            ----------------------------------------------------------------------
         90/10 Portfolio         Long-term capital        Under normal conditions,
                                 appreciation             approximately 90% (range
                                                          of 80%-100%) of the
                                                          Portfolio's assets will
                                                          be allocated among
                                                          Underlying Stock Funds
                                                          and 10% (range of 0%-
                                                          20%) among Underlying
                                                          Bond Funds
            ----------------------------------------------------------------------
         60/40 Portfolio         Long-term capital        Under normal conditions,
                                 appreciation and         approximately 60% (range
                                 current income           of 50%-70%) of the
                                                          Portfolio's assets will
                                                          be allocated among
                                                          Underlying Stock Funds
                                                          and 40% (range of 30%-
                                                          50%) among Underlying
                                                          Bond Funds
            ----------------------------------------------------------------------
         30/70 Portfolio         Current income, with     Under normal conditions,
                                 long-term                approximately 30% (range
                                 capital appreciation as  of 25%-35%) of the
                                 a                        Portfolio's assets will
                                 secondary objective      be allocated among
                                                          Underlying Stock Funds
                                                          and 70% (range of 65%-
                                                          75%) among Underlying
                                                          Bond Funds

Risk/Return You should choose among the Portfolios based on personal Comparison investment objectives, investment time horizon, tolerance for risk and personal financial circumstances. Generally speaking, historical data suggests that the longer the time horizon, the greater the likelihood that the total return of a portfolio that invests primarily in equity securities will be higher than the total return of a portfolio that invests primarily in fixed income securities. However, an equity portfolio is generally subject to higher levels of overall risk and price volatility than a fixed income portfolio and is considered to be a more aggressive investment. Based on these assumptions, the following chart gives some indication of the comparative risk/return potential of the Portfolios according to their equity/fixed income allocation targets and ranges. Note that these assumptions may not be correct in future market conditions and the chart may not accurately predict the actual comparative risk/return of the Portfolios under all market conditions.


                  90/10 Portfolio might be suitable if you have a relatively long time horizon, seek long-term capital appreciation potential and have a fairly high tolerance for risk and volatility.

                  60/40 Portfolio might be suitable if you have a medium-range time horizon, seek a balance of long-term capital appreciation potential and income and have medium tolerance for risk and volatility.

                  30/70 Portfolio might be suitable if you have a shorter time horizon, seek a higher level of income combined with some potential for long-term capital appreciation and have a lower tolerance for risk and volatility.


              It is possible to lose money on investments in the Portfolios.
            While each Portfolio provides a relatively high level of diversification in comparison to most mutual funds, a single Portfolio may not be suitable as a complete investment program. An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.


3 PIMCO Funds: Multi-Manager Series

Asset        PIMCO Advisors L.P. serves as the investment adviser to the
Allocation   Portfolios. PIMCO Advisors' Asset Allocation Committee determines
Strategies   how each Portfolio allocates and reallocates its assets among the
             Underlying Funds according to the Portfolio's equity/fixed income allocation targets and ranges. The Committee attempts to diversify each Portfolio's assets broadly among the major asset classes and sub-classes represented by the Underlying Funds.


               The major equity asset classes and sub-classes held by the
             Underlying Stock Funds include those categorized by investment style/category (growth, blend, value, enhanced index, sector-related), region (U.S. equities, international developed markets, international emerging markets), and market capitalization (large-cap, mid-cap and small-cap). The major fixed income asset classes and sub-classes held by the Underlying Bond Funds include those categorized by sector/investment specialty (government securities, mortgage-related securities, corporate bonds and inflation-indexed bonds), region (U.S. fixed income, developed foreign fixed income, emerging markets fixed income), credit quality (investment grade/money market, medium grade, high yield), and duration (long-term, intermediate-term and short-term).

               Please see "Underlying Funds" in this Prospectus for a
             description of the Underlying Funds as categorized by their investment styles and main investments.

               The Portfolios may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. Each Portfolio may invest in shares of the same Underlying Funds; however, the percentage of each Portfolio's assets so invested will vary depending on the Portfolio's investment objective. The Asset Allocation Committee does not allocate a Portfolio's assets according to a predetermined blend of particular Underlying Funds. Instead, the Committee meets regularly to determine the mix of Underlying Funds appropriate for each Portfolio by allocating among the asset classes and sub-classes held by the Underlying Funds. When making these decisions, the Committee considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. This data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing trends and the cost of capital, political trends, data relating to trade balances and labor information. The Committee may also consider proprietary research provided by the investment advisers and sub-advisers of the Underlying Funds.

               The Committee then selects representative Underlying Funds for each Portfolio to fill out the asset class and sub-class weightings it has identified according to the Portfolio's equity/fixed income targets and ranges. The Committee has the flexibility to reallocate each Portfolio's assets in varying percentages among any or all of the Underlying Funds based on the Committee's ongoing analyses of the equity and fixed income markets, although these tactical shifts are not expected to be large or frequent in nature.


"Fund of     The term "fund of funds" is used to describe mutual funds, such as
Funds"       the Portfolios, that pursue their investment objectives by
Structure    investing in other mutual funds. Your cost of investing in a
and          Portfolio will generally be higher than the cost of investing in a
Expenses     mutual fund that invests directly in individual stocks and bonds.
             By investing in a Portfolio, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Portfolio invests in addition to the Portfolio's direct fees and expenses.
             In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Portfolio    The following Portfolio Summaries identify each Portfolio's
Descriptions investment objective, principal investments and strategies,
and Fees     principal risks and fees and expenses. A more detailed "Summary of
             Principal Risks" describing principal risks of investing in the Portfolios begins after the Portfolio Summaries. Because the Portfolios have not been in operation for a full calendar year, no performance information (e.g., a bar chart or average annual total returns table) is included for the Portfolios. A fuller discussion of the Portfolios' investment strategies and related information is included under "Investment Objectives and Principal Investment
             Strategies" in this Prospectus.

                                                                   Prospectus  4

            90/10 Portfolio

--------------------------------------------------------------------------------


Principal   Investment
Investments Objective
and         Seeks long-term  Allocation
Strategies  capital          Strategy          Target  Range
            appreciation
                             Underlying Stock
                              Funds             90%   80%-100%
                             Underlying Bond
                              Funds             10%     0%-20%
            Dividend
            Frequency
            At least annually


            The Portfolio seeks to achieve its investment objective by normally investing approximately 90% (within a range of 80%-100%) of its assets in Underlying Stock Funds and approximately 10% (within a range of 0%-20%) of its assets in Underlying Bond Funds. The Portfolio invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers.

              Please see "Asset Allocation Strategies" on page 3 for a summary of how the Asset Allocation Committee allocates and reallocates the Portfolio's assets among particular Underlying Funds.

              The Portfolio may concentrate investments in a particular
            Underlying Fund by investing more than 25% of its assets in that Fund.

              Based on the Portfolio's equity/fixed income allocation
            strategy, it might be suitable for an investor with a relatively long time horizon who seeks long-term capital appreciation potential and has a fairly high tolerance for risk and volatility.

--------------------------------------------------------------------------------
Principal   Allocation Risk The Portfolio's investment performance depends
Risks       upon how its assets are allocated and reallocated among particular
            Underlying Funds. A principal risk of investing in the Portfolio is that the Asset Allocation Committee's allocation techniques and decisions will not produce the desired results, and the Portfolio may not achieve its investment objective.

            Underlying Fund Risks The value of your investment in the Portfolio is directly related to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Portfolio are closely related to the principal risks associated with the Underlying Funds and their investments. Because the Portfolio's allocation among the Underlying Funds will vary, your investment may be subject to any and all of these risks at different times and to different degrees.

            Among the principal risks of the Underlying Funds, which could adversely affect the net asset value, yield and total return of the Portfolio, are:

            .Market Risk            .Derivatives Risk        .Interest Rate Risk
            .Issuer Risk            .Foreign Investment Risk
                                                             .Credit Risk
            .Value Securities Risk  .Emerging Markets Risk
                                                             .High Yield Risk
            .Growth Securities Risk .Currency Risk           .Mortgage Risk
            .Smaller Company Risk   .Focused Investment Risk
                                                             .Management Risk
            .Liquidity Risk         .Leveraging Risk

            Please see "Summary of Principal Risks" following the Portfolio Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Portfolio.

5 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance Shown below is summary performance information for the Portfolio Information in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns compare with the returns of broad-based securities market indices and an index of mutual funds. The bar chart and the information to its right show performance of the Portfolio's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. Past performance is no guarantee of future results.

            Calendar Year Total Returns -- Class A

                                                             Highest and
                                                             Lowest Quarter
                                                             Returns
                     [Return in Bar Chart]                   (for periods
                                                             shown in the bar
                                                             chart)
                                                             ------------------
                                                             Highest (10/1/99-
                                                             12/31/99___)14.32%
                                                             ------------------
                                                             Lowest (7/1/99-
                     19.00%                                  9/30/99____)-3.86%
                                                         [GRAPH APPEARS HERE]
                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                Portfolio Inception
                                               1 Year           (9/30/98)(/4/)
            -----------------------------------------------------------------------
         Class A                               12.50%           22.17%
            -----------------------------------------------------------------------
         Class B                               13.13%           23.89%
            -----------------------------------------------------------------------
         Class C                               17.02%           26.82%
            -----------------------------------------------------------------------
         Russell 3000 Index(/1/)               20.89%           35.92%
            -----------------------------------------------------------------------
         Blended Index(/2/)                    20.54%           33.44%
            -----------------------------------------------------------------------
         Lipper Growth Fund Average(/3/)       29.25%           44.73%
            -----------------------------------------------------------------------

            (1) The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in the index.
            (2) The Blended Index represents the blended performance of a hypothetical index made up of 72% Russell 3000 Index, 18% MSCI All Country World ex-U.S. Index and 10% Lehman Brothers Aggregate Bond Index. The Russell 3000 Index is described above. The MSCI All Country World ex-U.S. Index is an unmanaged index of stocks representing both developed and emerging markets but excluding the United States. The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in these indices.
            (3) The Lipper Growth Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. It does not take into account sales charges.
            (4) The Portfolio began operations on 9/30/98. Index comparisons begin on 9/30/98.

                                                                   Prospectus  6

--------------------------------------------------------------------------------
            These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Portfolio:

Fees and    Shareholder Fees (fees paid directly from your investment)
Expenses
of the
Portfolio

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                                          Other Expenses
                                                 ---------------------------------
                               Distribution                                        Total Annual
                      Advisory and/or Service    Administrative Underlying         Portfolio Operating
         Share Class  Fees     (12b-1) Fees(/1/) Fees(/2/)      Fund Expenses(/3/) Expenses
            ------------------------------------------------------------------------------------------
         Class A      None     0.25%             0.40%          0.76%              1.41%
            ------------------------------------------------------------------------------------------
         Class B      None     1.00              0.40           0.76               2.16
            ------------------------------------------------------------------------------------------
         Class C      None     1.00              0.40           0.76               2.16
            ------------------------------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) The Administrative Fees are subject to a reduction of 0.05% on average net assets attributable in the aggregate to the Portfolio's Class A, B and C shares in excess of $2.5 billion.
            (3) Based on estimated expenses for the current fiscal year.
                Underlying Fund Expenses for the Portfolio are estimated based upon a recent allocation of the Portfolio's assets among Underlying Funds and upon the total annual operating expenses of Institutional Class shares of these Underlying Funds. For a listing of the expenses associated with each Underlying Fund, please see "Management of the Portfolios--Underlying Fund Expenses." Total Annual Portfolio Operating Expenses and the Examples set forth below are based on estimates of the Underlying Fund Expenses the Portfolio will incur. Actual Underlying Fund Expenses for the Portfolio are expected to vary with changes in the allocation of the Portfolio's assets, and may be higher or lower than those shown above.


            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $686             $972             $1,279           $2,148            $686   $972   $1,279 $2,148
            -----------------------------------------------------------------------------------------------------------
         Class B       719              976              1,359            2,207             219    676    1,159  2,207
            -----------------------------------------------------------------------------------------------------------
         Class C       319              676              1,159            2,493             219    676    1,159  2,493
            -----------------------------------------------------------------------------------------------------------

  PIMCO Funds: Multi-Manager Series
7

            60/40 Portfolio

--------------------------------------------------------------------------------
Principal   Investment
Investments Objective
and
Strategies

            Seeks long-term
            capital           Allocation
            appreciation and  Strategy          Target  Range
            current income
                              Underlying Stock
                               Funds             60%   50%-70%
                              Underlying Bond
                               Funds             40%   30%-50%

            Dividend
            Frequency
            Quarterly


            The Portfolio seeks to achieve its investment objective by normally investing approximately 60% (within a range of 50%-70%) of its assets in Underlying Stock Funds and approximately 40% (within a range of 30%-50%) of its assets in Underlying Bond Funds. The Portfolio invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers.

              Please see "Asset Allocation Strategies" on page 3 for a summary of how the Asset Allocation Committee allocates and reallocates the Portfolio's assets among particular Underlying Funds.

              The Portfolio may concentrate investments in a particular
            Underlying Fund by investing more than 25% of its assets in that Fund.

              Based on the Portfolio's equity/fixed income allocation
            strategy, it might be suitable for an investor with a medium-range time horizon who seeks a balance of long-term capital appreciation potential and income and has a medium tolerance for risk and volatility.

--------------------------------------------------------------------------------
Principal   Allocation Risk The Portfolio's investment performance depends
Risks       upon how its assets are allocated and reallocated among particular
            Underlying Funds. A principal risk of investing in the Portfolio is that the Asset Allocation Committee's allocation techniques and decisions will not produce the desired results, and the Portfolio may not achieve its investment objective.

            Underlying Fund Risks The value of your investment in the Portfolio is directly related to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Portfolio are closely related to the principal risks associated with the Underlying Funds and their investments. Because the Portfolio's allocation among the Underlying Funds will vary, your investment may be subject to any and all of these risks at different times and to different degrees.

            Among the principal risks of the Underlying Funds, which could adversely affect the net asset value, yield and total return of the Portfolio, are:

           .Market Risk             .Credit Risk       .Emerging Markets Risk
           .Issuer Risk             .High Yield Risk   .Currency Risk
           .Value Securities Risk   .Mortgage Risk     .Focused Investment Risk
           .Growth Securities Risk  .Liquidity Risk
           .Smaller Company Risk    .Derivatives Risk
           .Interest Rate Risk      .Leveraging Risk
                                    .Foreign Investment Risk

                                                          .Management Risk
            Please see "Summary of Principal Risks" following the Portfolio Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Portfolio.

                                                                   Prospectus  8

--------------------------------------------------------------------------------
Performance Shown below is summary performance information for the Portfolio Information in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns compare with the returns of broad-based securities market indices and an index of mutual funds. The bar chart and the information to its right show performance of the Portfolio's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. Past performance is no guarantee of future results.

            Calendar Year Total Returns -- Class A

                                                             Highest and
                                                             Lowest Quarter
                     [Return in Bar Chart]                   Returns
                                                             (for periods
                                                             shown in the bar
                                                             chart)
                                                             ------------------
                                                             Highest (10/1/99-
                                                             12/31/99_____9.40%)
                                                             ------------------
                                                             Lowest (7/1/99-
                     12.03%                                  9/30/99_____-2.40%)
                                                         [GRAPH APPEARS HERE]
                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Portfolio Inception
                                                    1 Year       (9/30/98)(/5/)
            ------------------------------------------------------------------------
         Class A                                     5.87%       13.02%
            ------------------------------------------------------------------------
         Class B                                     6.10%       14.25%
            ------------------------------------------------------------------------
         Class C                                    10.13%       17.35%
            ------------------------------------------------------------------------
         Russell 3000 Index(/1/)                    20.89%       35.92%
            ------------------------------------------------------------------------
         Lehman Brothers Aggregate Bond Index(/2/)  -0.82%       -0.39%
            ------------------------------------------------------------------------
         Blended Index(/3/)                         13.12%       21.30%
            ------------------------------------------------------------------------
         Lipper Balanced Fund Average(/4/)           8.79%       16.57%
            ------------------------------------------------------------------------

            (1) The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in the index.
            (2) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.
            (3) The Blended Index represents the blended performance of a hypothetical index made up of 48% Russell 3000 Index, 12% MSCI All Country World ex-U.S. Index and 40% Lehman Brothers Aggregate Bond Index. The Russell 3000 Index and Lehman Brothers Aggregate Bond Index are described above. The MSCI All Country World ex-U.S. Index is an unmanaged index of stocks representing both developed and emerging markets but excluding the United States. It is not possible to invest directly in these indices.
            (4) The Lipper Balanced Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. It does not take into account sales charges.
            (5) The Portfolio began operations on 9/30/98. Index comparisons begin on 9/30/98.

9 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
            These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Portfolio:

Fees and    Shareholder Fees (fees paid directly from your investment)
Expenses
of the
Portfolio

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.


                                                              Other Expenses
                                                 --------------------------------------
                                 Distribution                                             Total Annual
                      Advisory   and/or Service     Administrative   Underlying           Portfolio Operating
         Share Class  Fees       (12b-1) Fees(/1/)  Fees(/2/)        Fund Expenses(/3/)   Expenses
            -------------------------------------------------------------------------------------------------
         Class A      None       0.25%              0.40%            0.65%                1.30%
            -------------------------------------------------------------------------------------------------
         Class B      None       1.00               0.40             0.65                 2.05
            -------------------------------------------------------------------------------------------------
         Class C      None       1.00               0.40             0.65                 2.05
            -------------------------------------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) The Administrative Fees are subject to a reduction of 0.05% on average net assets attributable in the aggregate to the Portfolio's Class A, B and C shares in excess of $2.5 billion.
            (3) Based on estimated expenses for the current fiscal year.
                Underlying Fund Expenses for the Portfolio are estimated based upon a recent allocation of the Portfolio's assets among Underlying Funds and upon the total annual operating expenses of Institutional Class shares of these Underlying Funds. For a listing of the expenses associated with each Underlying Fund, please see "Management of the Portfolios--Underlying Fund Expenses." Total Annual Portfolio Operating Expenses and the Examples set forth below are based on estimates of the Underlying Fund Expenses the Portfolio will incur. Actual Underlying Fund Expenses for the Portfolio are expected to vary with changes in the allocation of the Portfolio's assets, and may be higher or lower than those shown above.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $675             $939             $1,224           $2,032            $675   $939   $1,224 $2,032
            -----------------------------------------------------------------------------------------------------------
         Class B       708              943              1,303            2,091             208    643    1,103  2,091
            -----------------------------------------------------------------------------------------------------------
         Class C       308              643              1,103            2,379             208    643    1,103  2,379
            -----------------------------------------------------------------------------------------------------------

                                                                   Prospectus 10

            30/70 Portfolio

-------------------------------------------------------------------------------------------------------------------------------
Principal   Investment                                   Allocation Strategy                         Target              Range
Investments Objective                                    Underlying Stock Funds                       30%                25%-35%
and         Seeks current income, with                   Underlying Bond Funds                        70%                65%-75%
Strategies  long-term capital appreciation
            as a secondary objective


            Dividend Frequency
            Monthly


            The Portfolio seeks to achieve its investment objective by normally investing approximately 30% (within a range of 25%-35%) of its assets in Underlying Stock Funds and approximately 70% (within a range of 65%-75%) of its assets in Underlying Bond Funds. The Portfolio invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers.

              Please see "Asset Allocation Strategies" on page 3 for a summary of how the Asset Allocation Committee allocates and reallocates the Portfolio's assets among particular Underlying Funds.

              The Portfolio may concentrate investments in a particular
            Underlying Fund by investing more than 25% of its assets in that Fund.

              Based on the Portfolio's equity/fixed income allocation
            strategy, it might be suitable for an investor with a shorter time horizon who seeks a higher level of income combined with some potential for long-term capital appreciation and has a lower tolerance for risk and volatility.

--------------------------------------------------------------------------------
Principal   Allocation Risk The Portfolio's investment performance depends
Risks       upon how its assets are allocated and reallocated among particular
            Underlying Funds. A principal risk of investing in the Portfolio is that the Asset Allocation Committee's allocation techniques and decisions will not produce the desired results, and the Portfolio may not achieve its investment objective.

            Underlying Fund Risks The value of your investment in the Portfolio is directly related to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Portfolio are closely related to the principal risks associated with the Underlying Funds and their investments. Because the Portfolio's allocation among the Underlying Funds will vary, your investment may be subject to any and all of these risks at different times and to different degrees.

            Among the principal risks of the Underlying Funds, which could adversely affect the net asset value, yield and total return of the Portfolio, are:


             . Interest Rate Risk . Value Securities Risk   . Emerging Markets
             . Credit Risk        . Growth Securities Risk    Risk
             . High Yield Risk    . Smaller Company Risk    . Currency Risk
             . Mortgage Risk      . Liquidity Risk          . Focused Investment
             . Market Risk        . Derivatives Risk          Risk
             . Issuer Risk        . Foreign Investment Risk . Leveraging Risk
                                                            . Management Risk


            Please see "Summary of Principal Risks" following the Portfolio Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Portfolio.


11PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance Shown below is summary performance information for the Portfolio Information in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns compare with the returns of broad-based securities market indices and an index of mutual funds. The bar chart and the information to its right show performance of the Portfolio's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. Past performance is no guarantee of future results.

            Calendar Year Total Returns -- Class A

            [Return in Bar Chart]          Highest and Lowest Quarter Returns
                                           (for periods shown in the bar chart)
                                           ------------------------------------
                                           Highest (10/1/99-12/31/99)    4.74%
                                           ------------------------------------
            4.64%                          Lowest (1/1/99-3/31/99)      -1.43%

                                                         [GRAPH APPEARS HERE]
                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                            Portfolio Inception
                                                    1 Year  (9/30/98)(/4/)
            -------------------------------------------------------------------
         Class A                                    -0.07%    4.73%
            -------------------------------------------------------------------
         Class B                                    -1.10%    4.66%
            -------------------------------------------------------------------
         Class C                                     2.91%    7.82%
            -------------------------------------------------------------------
         Lehman Brothers Aggregate Bond Index(/1/)  -0.82%   -0.39%
            -------------------------------------------------------------------
         Blended Index(/2/)                           6.00%   10.04%
            -------------------------------------------------------------------
         Lipper General Bond Fund Average(/3/)        1.17%    2.88%
            -------------------------------------------------------------------

            (1) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.
            (2) The Blended Index represents the blended performance of a hypothetical index made up of 24% Russell 3000 Index, 6% MSCI All Country World ex-U.S. Index and 70% Lehman Brothers Aggregate Bond Index. The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization. The MSCI All Country World ex-U.S. Index is an unmanaged index of stocks representing both developed and emerging markets but excluding the United States. The Lehman Brothers Aggregate Bond Index is described above. It is not possible to invest directly in these indices.
            (3) The Lipper General Bond Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that intend to keep most of their assets in corporate and government debt issues and do not have any quality or maturity restrictions. It does not take into account sales charges.
            (4) The Portfolio began operations on 9/30/98. Index comparisons begin on 9/30/98.

                                                                   Prospectus 12

--------------------------------------------------------------------------------
            These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Portfolio:

Fees and    Shareholder Fees (fees paid directly from your investment)
Expenses
of the
Portfolio

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  4.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                                          Other Expenses
                                                 ---------------------------------
                               Distribution                                        Total Annual
                      Advisory and/or Service    Administrative Underlying         Portfolio Operating
         Share Class  Fees     (12b-1) Fees(/1/) Fees(/2/)      Fund Expenses(/3/) Expenses
            ------------------------------------------------------------------------------------------
         Class A      None     0.25%             0.40%          0.55%              1.20%
            ------------------------------------------------------------------------------------------
         Class B      None     1.00              0.40           0.55               1.95
            ------------------------------------------------------------------------------------------
         Class C      None     1.00              0.40           0.55               1.95
            ------------------------------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) The Administrative Fees are subject to a reduction of 0.05% on average net assets attributable in the aggregate to the Portfolio's Class A, B, and C shares in excess of $2.5 billion.
            (3) Based on estimated expenses for the current fiscal year. Underlying Fund Expenses for the Portfolio are estimated based upon a recent allocation of the Portfolio's assets among Underlying Funds and upon the total annual operating expenses of Institutional Class shares of these Underlying Funds. For a listing of the expenses associated with each Underlying Fund, please see "Management of the Portfolios-- Underlying Fund Expenses." Total Annual Portfolio Operating Expenses and the Examples set forth below are based on estimates of the Underlying Fund Expenses the Portfolio will incur. Actual Underlying Fund Expenses for the Portfolio are expected to vary with changes in the allocation of the Portfolio's assets, and may be higher or lower than those shown above.


            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $567             $814             $1,080           $1,839            $567   $814   $1,080 $1,839
            -----------------------------------------------------------------------------------------------------------
         Class B       698              912              1,252            1,984             198    612    1,052  1,984
            -----------------------------------------------------------------------------------------------------------
         Class C       298              612              1,052            2,275             198    612    1,052  2,275
            -----------------------------------------------------------------------------------------------------------

13 PIMCO Funds: Multi-Manager Series

            Summary of Principal Risks

            The value of your investment in a Portfolio changes with the values of that Portfolio's investments in the Underlying Funds. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Portfolio's investments as a whole are called "principal risks." The principal risks of each Portfolio are identified in the Portfolio Summaries beginning on page 5 and are summarized in this section. There is no guarantee that a Portfolio will be able to achieve its investment objective.

            Allocation Risk

            Each Portfolio's investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds according to the Portfolio's equity/fixed income allocation targets and ranges. A principal risk of investing in each Portfolio is that PIMCO Advisors' Asset Allocation Committee will make less than optimal or poor asset allocation decisions. The Committee attempts to identify asset classes and sub-classes represented by the Underlying Funds that will provide consistent, quality performance for the Portfolios, but there is no guarantee that the Committee's allocation techniques will produce the desired results. It is possible that the Committee will focus on Underlying Funds that perform poorly or underperform other available Funds under various market conditions. You could lose money on your investment in a Portfolio as a result of these allocation decisions.

            Underlying Fund Risks

            Because each Portfolio invests all of its assets in Underlying Funds, the risks associated with investing in the Portfolios are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of a Portfolio to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

              Each Portfolio's net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with a particular Portfolio correlate to those of a particular Underlying Fund will depend upon the extent to which the Portfolio's assets are allocated from time to time for investment in the Underlying Fund, which will vary. A Portfolio's investment in a particular Underlying Fund may and in some cases is expected to exceed 25% of its assets. To the extent that a Portfolio invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Fund.

              The following summarizes principal risks associated with
            investments in the Underlying Funds and, indirectly, with your investment in a Portfolio. Each Underlying Fund may be subject to additional principal risks other than those described below because the types of investments made by an Underlying Fund can change over time. The summary is not intended to be exhaustive. For a more complete description of these risks and the securities and investment techniques used by the Underlying Funds, please refer to the Statement of Additional Information and the Underlying Fund prospectuses, which are incorporated herein by reference and are available free of charge by telephoning the Distributor at 1-800-426-0107.

Market      The market price of securities owned by an Underlying Fund may go
Risk        up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities and the Underlying Stock
            Funds are particularly sensitive to these market risks.

Issuer
Risk
            The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

                                                                   Prospectus 14

Value       Each Underlying Stock Fund may invest in companies that may not be
Securities  expected to experience significant earnings growth, but whose
Risk        securities the Fund's portfolio manager believes are selling at a price lower than their true value. PIMCO Equity Income, Renaissance, Value, Small-Cap Value, Capital Appreciation, Mid-
            Cap, Small-Cap and Micro-Cap Funds place particular emphasis on value securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth      Each Underlying Stock Fund may invest in equity securities of
Securities  companies that its portfolio manager believes will experience
Risk        relatively rapid earnings growth. PIMCO Growth, Target,
            Opportunity, Capital Appreciation, Mid-Cap, Small-Cap, Micro-Cap,
            International Growth and Innovation Funds place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities.
            Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller     The general risks associated with equity securities and liquidity
Company     risk are particularly pronounced for securities of companies with
Risk        market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities.
            They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. PIMCO
            Opportunity, Small-Cap, Micro-Cap, Small-Cap Value and Innovation
            Funds generally have substantial exposure to this risk. PIMCO
            Target and Mid-Cap Funds also have significant exposure to this risk because they invest substantial assets in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than the largest companies. Smaller company risk also applies to fixed income securities issued by smaller companies and may affect certain investments of the Underlying Bond Funds.

Liquidity   Many of the Underlying Funds are subject to liquidity risk.
Risk        Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling out of these illiquid securities at an advantageous time or price.
            Underlying Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives
Risk Many of the Underlying Funds may, but are not required to, use a number of derivative instruments for risk management purposes or as part of their investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. An Underlying Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Also, an Underlying Fund's portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

              A description of the various derivative instruments in which the
            Underlying Funds may invest and the risks associated with each instrument is included in the Underlying Fund prospectuses and in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Underlying Funds.

              Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

              Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.


15PIMCO Funds: Multi-Manager Series

              Liquidity Risk Liquidity risk exists when a particular
            derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

              Leveraging Risk Because many derivatives have a leverage
            component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When an Underlying Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leveraging risk, the Underlying Funds observe asset segregation requirements to cover their obligations under derivative instruments.

              Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that an Underlying Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory considerations.

              Market and Other Risks Like most other investments, derivative instruments are subject to the general risk that the market value of the instrument will change in a way detrimental to an Underlying Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for an Underlying Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments of an Underlying Fund. An Underlying Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

              Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to an Underlying Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, an Underlying Fund's use of derivatives may also cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Foreign     Many Underlying Funds (in particular, PIMCO International,
Investment  International Growth, Structured Emerging Markets, Tax-Efficient
Risk        Structured Emerging Markets, Global Bond, Foreign Bond and
            Emerging Markets Bond Funds) invest in securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). These Funds may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets.

              The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect an Underlying Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that an Underlying Fund invests a significant portion of its assets in a narrowly defined geographic area such as Eastern Europe, South Africa or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to an Underlying Fund's investment in foreign securities.


                                                                   Prospectus 16

              Certain Underlying Bond Funds may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

Emerging    Certain Underlying Funds (in particular, PIMCO Structured Emerging
Markets     Markets, Tax-Efficient Structured Emerging Markets and Emerging
Risk        Markets Bond Funds) may invest in the securities of issuers based in countries with developing or "emerging market" economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency    Many Underlying Funds may invest directly in foreign currencies or
Risk        in securities that trade in, or receive revenues in, foreign currencies. To the extent that they do so, these Funds are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. PIMCO Global Bond, Foreign Bond, Emerging Markets Bond,
            International, International Growth, Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds are particularly sensitive to currency risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.
            For example, significant uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) in January 1999 and its effect on the value of securities denominated in local European currencies. These and other currencies in which Underlying Fund assets are denominated may be devalued against the U.S. dollar, resulting in a loss to such Funds.

Focused     Focusing Fund investments in a small number of issuers, industries
Investment  or foreign currencies increases risk. PIMCO Global Bond, Foreign
Risk        Bond and Emerging Markets Bond Funds are "non-diversified," which means that they invest in a smaller number of issuers than diversified mutual funds. Other Underlying Funds also normally invest in a relatively small number of issuers. In addition, many
            Underlying Bond Funds may invest a substantial portion of their assets in the bonds of similar projects or from issuers in the same state. To the extent that they focus their investments, the Underlying Funds may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Underlying Fund's net asset value. Some of those investments also may present substantial credit or other risks. PIMCO
            International, International Growth, Structured Emerging Markets,
            Tax-Efficient Structured Emerging Markets, Global Bond, Foreign
            Bond and Emerging Markets Bond Funds may be subject to increased risk to the extent they focus their assets in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the U.S. Similarly, PIMCO
            Innovation Fund is vulnerable to events affecting companies which use innovative technologies to gain a strategic, competitive advantage in their industry and companies that provide and service those technologies because it normally concentrates its investments in those companies. Also, the Underlying Funds may from time to time have greater risk because they invest a substantial portion of their assets in related industries such as "technology" or "financial and business services."

             Although each Portfolio normally invests in a number of different
            Underlying Funds, to the extent that a Portfolio concentrates a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Fund and any investments in which that Fund concentrates.

Leveraging  Certain Underlying Funds may engage in transactions or purchase
Risk instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. An Underlying Fund's use of derivatives may also involve leverage. Leverage, including borrowing, will cause the value of an Underlying Fund's shares to be more volatile that if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The use of leverage may also cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.


17 PIMCO Funds: Multi-Manager Series

Interest    All of the Underlying Funds that invest in fixed income
Rate Risk   securities, and particularly the Underlying Bond Funds, are subject to interest rate risk. Changes in the market values of fixed income securities are largely a function of changes in the current level of interest rates. The value of an Underlying Fund's investments in fixed income securities will typically change as the level of interest rates fluctuate. During periods of declining interest rates, the value of fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

             "Duration" is one measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Accordingly, Underlying Bond Funds with longer average portfolio durations (e.g., PIMCO Long-Term U.S. Government Fund) will be more sensitive to changes in interest rates than Funds with shorter average portfolio durations (e.g., PIMCO Money Market, Short-Term and Low Duration Funds). Also, some portfolios (e.g., those with mortgage-backed and other prepayable securities) have changing durations and may have increasing durations precisely when that is least advantageous (i.e., when interest rates are rising).

             Many Underlying Funds, including most of the Underlying Bond
            Funds, may invest in securities that are particularly sensitive to fluctuations in prevailing interest rates and have relatively high levels of interest rate risk. These include various mortgage-related securities (for instance, the interest-only or "IO" class of a stripped mortgage-backed security) and "zero coupon" securities (fixed income securities, including certain U.S. Government securities, that do not make periodic interest payments and are purchased at a discount from their value at maturity).

Credit      All of the Underlying Funds are subject to credit risk. This is
Risk        the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflecting in credit ratings provided by rating agencies such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's
            Ratings Services ("S&P").

             The Underlying Funds that invest in fixed income securities
            (particularly the Underlying Bond Funds) are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Underlying Fund's share price and income level. Nearly all fixed income securities are subject to some credit risk, whether the issuers of the securities are corporations, states and local governments or foreign governments. Even certain U.S. Government securities are subject to credit risk.

High        High yield securities (commonly known as "junk bonds") are fixed
Yield       income securities rated lower than Baa by Moody's or BBB by S&P,
Risk        or unrated securities determined to be of comparable quality.
            Underlying Bond Funds which invest in high yield securities (in particular, PIMCO High Yield and Emerging Markets Bond Funds) may be subject to greater volatility and higher levels of credit, liquidity and other risks than Funds that invest exclusively in higher quality fixed income securities (e.g., PIMCO Money Market and Long-Term U.S. Government Funds). High yield securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments (credit risk). High yield securities may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed income securities. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce an Underlying Bond
            Fund's ability to sell its high yield securities (liquidity risk).

Mortgage    Most of the Underlying Bond Funds may invest in mortgage-related
Risk        securities. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is sometimes referred to as extension risk. In addition, mortgage-related securities may involve special risks relating to unanticipated rates of prepayment on the mortgages underlying the securities. This is sometimes referred to as prepayment risk. Declining interest rates may tend to increase prepayments, and these prepayments would have to be reinvested at the then-prevailing lower interest rates.
            Therefore, an Underlying Fund that holds mortgage-related securities may have less potential for capital appreciation during periods of declining interest rates than Funds that invest in other types of fixed income securities of similar maturities.

                                                                   Prospectus 18

Management  Each Underlying Fund is subject to management risk because it is
Risk an actively managed investment portfolio. PIMCO Advisors, Pacific Investment Management Company, and the sub-advisers and individual portfolio managers of the Underlying Funds will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that they will produce the desired results.

A Note on   Each Portfolio may invest in PIMCO StocksPLUS Fund. While the
PIMCO       investment objective of that Fund is to achieve a total return
StocksPLUS  which exceeds the total return performance of the S&P 500 Index,
Fund        it does so by investing substantially all of its assets in a combination of equity-based (S&P 500 Index) derivative instruments, backed by a portfolio of fixed income securities.
            Consequently, the risks of investing in the Fund include derivatives risk and the risks generally associated with the Underlying Bond Funds. To the extent that the Fund invests in S&P
            500 Index derivatives backed by a portfolio of fixed income securities, under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and fixed income securities are declining, the Fund may experience greater losses than would be the case if it were to invest directly in a portfolio of S&P 500 Index stocks.

19 PIMCO Funds: Multi-Manager Series

            Investment Objectives and Principal Investment Strategies

            The investment objective and principal investment strategies of each Portfolio are described below. There can be no assurance that the investment objective of any Portfolio will be achieved. Because the market value of each Portfolio's investments will change, the net asset value per share of each Portfolio will also vary.

             The Portfolios are intended for investors who prefer to have their asset allocation decisions made by professional money managers. Each Portfolio seeks to achieve its investment objective by investing within specified equity and fixed income ranges among the Underlying Funds. Each Underlying Fund is a series of the Trust or PIMCO Funds: Pacific Investment Management Series and is managed by PIMCO Advisors and/or its affiliates.

Portfolio   90/10 Portfolio seeks long-term capital appreciation. Under normal
Descriptionsconditions, approximately 90% of the Portfolio's assets will be allocated among Underlying Stock Funds and 10% among Underlying
            Bond Funds.

            60/40 Portfolio seeks long-term capital appreciation and current income. Under normal conditions, approximately 60% of the Portfolio's assets will be allocated among Underlying Stock Funds and 40% among Underlying Bond Funds.

            30/70 Portfolio seeks current income. Long-term capital appreciation is a secondary objective. Under normal conditions, approximately 30% of the Portfolio's assets will be allocated among Underlying Stock Funds and 70% among Underlying Bond Funds.

             PIMCO Advisors serves as the investment adviser to the
            Portfolios. PIMCO Advisors' Asset Allocation Committee determines how each Portfolio allocates and reallocates its assets among the Underlying Funds according to the Portfolio's equity/fixed income allocation targets and ranges. Please see "Asset Allocation Strategies" in the Summary Information section above for a description of the allocation strategies and techniques used by the Committee. The table below illustrates the equity and fixed income allocation targets and typical ranges for each Portfolio under normal market conditions.

             Equity and Fixed Income Targets and Ranges
             (as a percentage of each Portfolio's total investments)

                                                             Typical
           PIMCO Funds                            Target     Allocation
           Asset Allocation Series                Allocation Range
               --------------------------------------------------------
           90/10 Portfolio
            Equity--Underlying Stock Funds        90%        80% - 100%
            Fixed Income--Underlying Bond Funds*  10%         0% -  20%
               --------------------------------------------------------
           60/40 Portfolio
            Equity--Underlying Stock Funds        60%        50% -  70%
            Fixed Income--Underlying Bond Funds*  40%        30% -  50%
               --------------------------------------------------------
           30/70 Portfolio
            Equity--Underlying Stock Funds        30%        25% -  35%
            Fixed Income--Underlying Bond Funds*  70%        65% -  75%

              * The Fixed Income portion may include a money market component through investments in PIMCO Money Market Fund.


                                                                   Prospectus 20

              Each Portfolio invests all of its assets in Underlying Funds and may invest in any or all of the Funds. However, it is expected that a Portfolio will invest in only some of the Underlying Funds at any particular time. A Portfolio's investment in a particular Underlying Fund may exceed 25% of the Portfolio's total assets. To the extent that a Portfolio invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Fund. The particular Underlying Funds in which each Portfolio may invest, the equity and fixed income allocation targets and ranges specified above, and the percentage of each Portfolio's assets invested from time to time in any Underlying Fund or combination of Funds may be changed from time to time without the approval of the Portfolio's shareholders. Each Portfolio is also subject to certain investment restrictions that are described under "Investment Restrictions" in the Statement of Additional Information.

Equity      The equity portion of each Portfolio will be allocated among a
Portion     number of Underlying Stock Funds which represent a broad range of
of the      equity-based asset classes and sub-classes and a variety of
Portfolios  investment objectives and strategies. By allocating assets among these Funds, the equity portions of the Portfolios can be diversified in multiple ways, including the following:

            By Investment Style/Category
              .Growth
              .Blend (Broad Market)
              .Value
              .Enhanced Index
              .Sector-Related

            By Region
              .U.S. Equities
              .International Developed Markets Equities
              .International Emerging Markets Equities

            By Size
              .Large-Cap
              .Mid-Cap
              .Small-Cap

            For a description of the Underlying Stock Funds and their investment objectives and strategies, please see "Underlying Funds."


Fixed       The fixed income portion of each Portfolio will be allocated among
Income      a number of Underlying Bond Funds which represent a broad range of
Portion     fixed income-based asset classes and sub-classes and a variety of
of the      investment objectives and strategies. By allocating assets among
Portfolios  these Funds, the fixed income portions of the Portfolios can be diversified in multiple ways, including the following:

            By Sector/Investment Specialty
              .Governments
              .Mortgages
              .Corporate
              .Inflation-Indexed

            By Region
              .U.S. Fixed Income
              .Developed Foreign Fixed Income
              .Emerging Markets Fixed Income

            By Credit Quality
              .Investment Grade/Money Market
              .Medium Grade
              .High Yield

            By Duration
              .Long-Term
              .Intermediate-Term
              .Short-Term

21 PIMCO Funds: Multi-Manager Series

            For a description of the Underlying Bond Funds and their investment objectives and strategies, please see "Underlying Funds."

Temporary   In response to unfavorable market and other conditions, each
Defensive   Portfolio may invest up to 100% of its assets in PIMCO Money
Strategies  Market Fund (and may deviate from its asset allocation range) for temporary defensive purposes. A Portfolio may also borrow money for temporary or emergency purposes. These temporary strategies would be inconsistent with the Portfolio's investment objective and principal investment strategies and may adversely affect the Portfolio's ability to achieve its investment objective.


Portfolio   A change in the securities held by a Portfolio is known as
Turnover    "portfolio turnover." Because PIMCO Advisors does not expect to reallocate the Portfolios' assets among the Underlying Funds on a frequent basis, the portfolio turnover rates for the Portfolios are expected to be modest (i.e., less than 25%) in comparison to most mutual funds. However, the Portfolios' indirectly bear the expenses associated with portfolio turnover of the Underlying
            Funds, a number of which have fairly high portfolio turnover rates
            (i.e., in excess of 100%). High portfolio turnover involves correspondingly greater expenses to an Underlying Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Shareholders in the Portfolios may also bear expenses directly or indirectly through sales of securities held by the Portfolios and the Underlying Funds which result in realization of taxable capital gains. To the extent such gains relate to securities held for twelve months or less, such gains will be short-term capital gains taxed at ordinary income tax rates when distributed to shareholders who are individuals. The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio's performance and the return to shareholders.


Changes     The investment objective, equity/fixed income allocation targets
in          and ranges, and, unless otherwise noted, other investment policies
Investment of each Portfolio described in this Prospectus may be changed by Objectives the Board of Trustees without shareholder approval. If there is a
and         change in a Portfolio's investment objective, allocation target or
Policies    range, or other investment policies, shareholders should consider whether the Portfolio remains an appropriate investment in light of their then current financial positions and needs.

                                                                   Prospectus 22

             Underlying Funds

             Each Portfolio invests all of its assets in Underlying Funds. Accordingly, each Portfolio's investment performance depends upon a favorable allocation among the Underlying Funds as well as the ability of the Underlying Funds to achieve their objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved. Shares of the Underlying Funds are not offered in this Prospectus.

Advisory     PIMCO Advisors serves as investment adviser for each of the
Arrangements Underlying Stock Funds, except that its affiliate, Pacific
for the      Investment Management Company, is the sole investment adviser to
Underlying   PIMCO StocksPLUS Fund. The PIMCO Equity Advisors division of PIMCO
Funds        Advisors manages the investments of several of the Underlying
             Stock Funds. PIMCO Advisors retains sub-advisory firms to manage the portfolios of other Underlying Stock Funds. These firms include Cadence Capital Management, NFJ Investment Group and
             Parametric Portfolio Associates, each of which is an affiliate of PIMCO Advisors, and Blairlogie Capital Management, which is not an affiliate. Pacific Investment Management Company is the sole investment adviser to each of the Underlying Bond Funds. For a complete description of the advisory and sub-advisory arrangements for the Underlying Funds, please see the Statement of Additional
             Information and the Underlying Fund prospectuses, which are incorporated herein by reference and are available free of charge by telephoning the Distributor at 1-800-426-0107.

Underlying   The following provides a concise description of the investment
Stock        objective, main investments and other information about each
Funds        Underlying Stock Fund. For a complete description of these Funds, please see the Underlying Fund prospectuses, which are incorporated herein by reference and are available free of charge by telephoning the Distributor at 1-800-426-0107.

                                                                                     Approximate Approximate
               PIMCO                Investment            Main                       Number of   Capitalization
               Fund                 Objective             Investments                Holdings    Range
 ----------------------------------------------------------------------------------------------------------------------
  Growth Stock Growth               Long-term growth of   Common stocks of           35-40       At least $5 billion
  Funds                             capital;              companies with market
                                    income is an          capitalizations of at
                                    incidental            least $5 billion
                                    consideration
               --------------------------------------------------------------------------------------------------------
               Target               Capital appreciation; Common stocks of           40-60       Between $1 billion
                                    no consideration      companies with market                  and $10 billion
                                    is given to           capitalizations of
                                    income                between $1 billion and
                                                          $10 billion
               --------------------------------------------------------------------------------------------------------
               Opportunity          Capital appreciation; Common stocks of           60-100      Between $100 million
                                    no consideration      companies with market                  and $2 billion
                                    is given to           capitalizations of
                                    income                between $100 million and
                                                          $2 billion
 ----------------------------------------------------------------------------------------------------------------------
  Blend Stock  Capital Appreciation Growth of capital     Common stocks of           60-100      At least $1 billion
  Funds                                                   companies with market
                                                          capitalizations of at
                                                          least $1 billion that
                                                          have improving
                                                          fundamentals and whose
                                                          stock is reasonably
                                                          valued by the market
               --------------------------------------------------------------------------------------------------------
               Mid-Cap              Growth of capital     Common stocks of           60-100      More than $500 million
                                                          companies with market                  (excluding the
                                                          capitalizations of more                largest 200
                                                          than $500 million                      companies)
                                                          (excluding the largest
                                                          200 companies) that have
                                                          improving fundamentals
                                                          and whose stock is
                                                          reasonably valued by the
                                                          market
               --------------------------------------------------------------------------------------------------------
               Small-Cap            Growth of capital     Common stocks of           60-100      More than $100 million
                                                          companies with market                  (excluding the largest
                                                          capitalizations of more                1,000 companies)
                                                          than $100 million
                                                          (excluding the largest
                                                          1,000 companies) that
                                                          have improving
                                                          fundamentals and whose
                                                          stock is reasonably
                                                          valued by the market
               --------------------------------------------------------------------------------------------------------
               Micro-Cap            Long-term growth of   Common stocks of           60-100      Less than
                                    capital               companies with market                  $250 million
                                                          capitalizations of less
                                                          than $250 million that
                                                          have improving
                                                          fundamentals and whose
                                                          stock is reasonably
                                                          valued by the market

23 PIMCO Funds: Multi-Manager Series

                                                                                          Approximate Approximate
                 PIMCO                    Investment            Main                      Number of   Capitalization
                 Fund                     Objective             Investments               Holdings    Range
 ---------------------------------------------------------------------------------------------------------------------------
  Value Stock    Equity Income            Current income as a   Income-producing common   40-50       More than $2 billion
  Funds                                   primary objective;    stocks of companies
                                          long-term growth of   with market
                                          capital as a          capitalizations of more
                                          secondary objective   than $2 billion
                 -----------------------------------------------------------------------------------------------------------
                 Renaissance              Long-term growth of   Common stocks of          50-80       All capitalizations
                                          capital               companies with below-
                                          and income            average valuations
                                                                whose business
                                                                fundamentals are
                                                                expected to improve
                 -----------------------------------------------------------------------------------------------------------
                 Value                    Long-term growth of   Common stocks of          40          More than $2 billion
                                          capital               companies with market
                                          and income            capitalizations of more
                                                                than $2 billion that
                                                                are undervalued
                                                                relative to the market
                                                                and their industry
                                                                groups
                 -----------------------------------------------------------------------------------------------------------
                 Small-Cap Value          Long-term growth of   Common stocks of          100         Between $100 million
                                          capital               companies with market                 and $1.5 billion
                                          and income            capitalizations of
                                                                between $100 million
                                                                and $1.5 billion and
                                                                below-average price-to-
                                                                earnings ratios
                                                                relative to the market
                                                                and their industry
                                                                groups
 ---------------------------------------------------------------------------------------------------------------------------
  Enhanced Index Tax-Efficient Equity     Maximum after-tax     A broadly diversified     More than   More than $5 billion
  Stock Funds                             growth of capital     portfolio of at least     200
                                                                200 common stocks of
                                                                companies represented
                                                                in the S&P 500 Index
                                                                with market
                                                                capitalizations of more
                                                                than $5 billion
                 -----------------------------------------------------------------------------------------------------------
                 Enhanced Equity          A total return which  Common stocks             100-200     At least $5 billion
                                          equals or exceeds the represented in the S&P
                                          total return          500 Index with market
                                          performance of an     capitalizations of more
                                          index (currently the  than $5 billion
                                          S&P 500 Index) that
                                          represents the
                                          performance of a
                                          reasonably broad
                                          spectrum of common
                                          stocks that are
                                          publicly traded in
                                          the U.S.
                 -----------------------------------------------------------------------------------------------------------
                 StocksPLUS               Total return that     S&P 500 stock index       N/A         N/A
                                          exceeds that          derivatives backed by a
                                          of the S&P 500 Index  portfolio of short-term
                                                                fixed income securities
 ---------------------------------------------------------------------------------------------------------------------------
  International  International            Capital appreciation  Common stocks of          200-250     More than $500 million
  Stock Funds                             through investment in foreign (non-U.S.)
                                          an international      issuers (developed and
                                          portfolio; income is  emerging markets)
                                          an incidental         with market
                                          consideration         capitalizations of more
                                                                than $500 million
                 -----------------------------------------------------------------------------------------------------------
                 International Growth     Long-term capital     An international          50-100      At least $2 billion
                                          appreciation          portfolio of
                                                                common stocks
                 -----------------------------------------------------------------------------------------------------------
                 Structured Emerging      Long-term growth of   Common stocks of          More than   All
                 Markets                  capital               companies located in,     300         capitalizations
                                                                or whose business
                                                                relates to, emerging
                                                                markets
                 -----------------------------------------------------------------------------------------------------------
                 Tax-Efficient Structured Long-term growth of   Common stocks of          More than   All
                 Emerging Markets         capital. The Fund     companies located in,     300         capitalizations
                                          also seeks to achieve or whose business
                                          superior after-tax    relates to, emerging
                                          returns for its       markets
                                          shareholders by using
                                          a variety of tax-
                                          efficient management
                                          strategies
 ---------------------------------------------------------------------------------------------------------------------------
  Sector-Related Innovation Innovation    Capital appreciation; Common stocks of          40          More than $200 million
  Stock Funds                             no                    technology-related
                                          consideration is      companies with market
                                          given to income       capitalizations of more
                                                                than $200 million


                                                                   Prospectus 24

Underlying  The investment objective of each Underlying Bond Fund (except as
Bond        provided below) is to seek to realize maximum total return,
Funds       consistent with preservation of capital and prudent investment management. The "total return" sought by most of the Underlying
            Bond Funds will consist of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The investment objective of PIMCO Real Return Bond Fund is to seek to realize maximum real return, consistent with preservation of real capital and prudent investment management. "Real return" is a measure of the change in purchasing power of money invested in a particular investment after adjusting for inflation. The investment objective of each of PIMCO Money Market Fund and PIMCO Short-Term Fund is to seek to obtain maximum current income, consistent with preservation of capital and daily liquidity. PIMCO Money Market
            Fund also attempts to maintain a stable net asset value of $1.00 per share, although there can be no assurance that it will be successful in doing so.

             The following provides a concise description of the main
            investments of and other information relating to each Underlying Bond Fund. For a complete description of these Funds, please see the Underlying Fund prospectus for PIMCO Funds: Pacific Investment Management Series, which is incorporated herein by reference and is available free of charge by telephoning the Distributor at 1-800-426-0107.

                                                                                                               Non-U.S. Dollar
                                                                                                               Denominated
                         PIMCO Fund        Main Investments           Duration         Credit Quality(/1/)     Securities(/2/)
             --------------------------------------------------------------------------------------------------------
          Short          Money Market      Money market instruments   less than or     Min 95% Aaa or Prime 1; 0%
          Duration Bond                                               equal to 90 days less than or equal to
          Funds                                                       dollar-weighted  5% Aa or Prime 2
                                                                      average maturity
                      ------------------------------------------------------------------------------------------
                         Short-Term        Money market instruments   0-1 yr           B to Aaa; max 10%       0-5%
                                           and short maturity                          below Baa
                                           fixed income
                                           securities
                      ------------------------------------------------------------------------------------------
                         Low Duration      Short maturity fixed       1-3 yrs          B to Aaa; max 10%       0-20%
                                           income securities                           below Baa

             --------------------------------------------------------------------------------------------------------
          Intermediate   Moderate Duration Short and intermediate     2-5 yrs          B to Aaa; max 10%       0-20%
          Duration                         maturity fixed income                       below Baa
          Bond Funds                       securities
                      ------------------------------------------------------------------------------------------
                         Total Return      Intermediate maturity      3-6 yrs          B to Aaa; max 10%       0-20%
                                           fixed income securities                     below Baa
                      ------------------------------------------------------------------------------------------
                         Total Return II   Intermediate maturity      3-6 yrs          Baa to Aaa              0%
                                           fixed income securities
                                           with quality
                                           and foreign issuer
                                           restrictions
             --------------------------------------------------------------------------------------------------------
          Long Duration  Long-Term U.S.    Long-term maturity fixed   greater than or  A to Aaa                0%
          Bond Funds     Government        income securities          equal to 8
                                                                      years
             --------------------------------------------------------------------------------------------------------
          International  Global Bond       U.S. and foreign           3-7 yrs          B to Aaa; max 10%       25-75%
          Bond Funds                       intermediate                                below Baa
                                           maturity fixed income
                                           securities
                      ------------------------------------------------------------------------------------------
                         Foreign Bond      Intermediate maturity      3-7 yrs          B to Aaa; max 10%       greater than or
                                           hedged foreign fixed                        below Baa               equal to 85%
                                           income securities
                      ------------------------------------------------------------------------------------------
                         Emerging Markets  Emerging market fixed      0-8 yrs          B to Aaa                greater than or
                         Bond              income securities                                                   equal to 80%
             --------------------------------------------------------------------------------------------------------
          High Yield     High Yield        Higher yielding fixed      2-6 yrs          B to Aaa; min 65%       0%
          Bond Funds                       income securities                           below Baa
             --------------------------------------------------------------------------------------------------------
          Inflation      Real Return Bond  Inflation-indexed fixed    N/A              B to Aaa; max 10%       0-35%
          Indexed Bond                     income securities                           below Baa
          Funds

            1. As rated by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Rating Services, or if unrated, deter-mined by Pacific Investment Management Company to be of compara-ble quality.

            2. Percentage limitations relate to non-U.S. dollar-denominated securities for all Underlying Bond Funds except PIMCO Global Bond, Foreign Bond and Emerging Markets Bond Funds. Percentage limitations for these three Funds relate to securities of non-U.S. issuers, denominated in any currency. Each Underlying Bond Fund (except PIMCO Total Return II and Long-Term U.S. Government Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

              Each Underlying Bond Fund invests at least 65% of its assets in the following types of securities, which, unless provided above, may be issued by domestic or foreign entities and denominated in U.S. dollars or foreign currencies: securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, catastrophe bonds and loan participations; delayed funding loans and revolving

25 PIMCO Funds: Multi-Manager Series
            credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities.

Other       In addition to purchasing the securities listed above under "Main
Investment  Investments," some or all of the Underlying Funds may to varying
Practices   extents: lend portfolio securities; enter into repurchase
of the      agreements and reverse repurchase agreements; purchase and sell
Underlying  securities on a when-issued or delayed delivery basis; enter into
Funds       forward commitments to purchase securities; purchase and write call and put options on securities and securities indexes; enter into futures contracts, options on futures contracts and swap agreements; invest in foreign securities; and buy or sell foreign currencies and enter into forward foreign currency contracts.
            These and the other types of securities and investment techniques used by the Underlying Funds all have attendant risks. The
            Portfolios are indirectly subject to some or all of these risks to varying degrees because they invest all of their assets in the Underlying Funds. For further information concerning the investment practices of and risks associated with the Underlying
            Funds, please see "Investment Objectives and Policies" in the Statement of Additional Information and the Underlying Fund prospectuses, which are incorporated herein by reference and are available free of charge by telephoning the Distributor at 1-800-
            426-0107.

Additional In addition to the Funds listed above, a Portfolio may invest in Underlying additional Underlying Funds, including those that may become
Funds available for investment in the future, at the discretion of PIMCO Advisors and without shareholder approval.

            Other Risk Information

Potential   PIMCO Advisors has broad discretion to allocate and reallocate the
Conflicts   Portfolios' assets among the Underlying Funds consistent with the
of          Portfolios' investment objectives and policies and asset
Interest    allocation targets and ranges. Although PIMCO Advisors does not charge an investment advisory fee for its asset allocation services, PIMCO Advisors and its affiliates indirectly receive fees (including investment advisory and administrative fees) from the Underlying Funds in which the Portfolios invest. In this regard, PIMCO Advisors has a financial incentive to invest a Portfolio's assets in Underlying Funds with higher fees than other
            Funds, even if it believes that alternate investments would better serve the Portfolio's investment program. PIMCO Advisors is legally obligated to disregard that incentive in making asset allocation decisions for the Portfolios. The Trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolios and the Underlying
            Funds of the Trust.

                                                                   Prospectus 26

              Management of the Portfolios

Investment    PIMCO Advisors serves as the investment adviser and the
Adviser       administrator (serving in its capacity as administrator, the
and           "Administrator") for the Portfolios. Subject to the supervision of
Administrator the Board of Trustees, PIMCO Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Portfolios and the Portfolios' business affairs and other administrative matters.

                PIMCO Advisors is located at 800 Newport Center Drive, Newport
              Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 1999, PIMCO Advisors and its subsidiary partnerships had more than $261 billion in assets under management.

                PIMCO Advisors has retained its affiliate, Pacific Investment
              Management Company, to provide various administrative and other services required by the Portfolios in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

Asset         PIMCO Advisors' Asset Allocation Committee is responsible for
Allocation    determining how the Portfolios' assets are allocated and
Committee     reallocated from time to time among the Underlying Funds. The following provides information about the individuals who comprise the Asset Allocation Committee and are primarily responsible for making asset allocation and other investment decisions for the Portfolios.

          Asset Allocation
          Committee Member     Since* Recent Professional Experience
          ---------------------------------------------------------------------------------------------
          William D. Cvengros  1998   Chief Executive Officer, President and a Member of the Management
                                      Board of PIMCO Advisors. Previously, he was Chairman of the Board
                                      of Trustees and President of the Trust. He was a Director and the
                                      Vice Chairman and Chief Investment Officer of Pacific Life
                                      Insurance Company from January 1990 to November 1994.
          Timothy R. Clark     1998   Vice President of PIMCO Advisors and a Senior Vice President of
                                      PIMCO Funds Distributors LLC. Previously, he was President of
                                      Katonah Capital Management, Inc. from July 1995 to December 1996 and served in various capacities at Zweig Advisors Inc. from
                                      September 1989 to July 1995.
          Robert S. Venable    1998   Vice President of PIMCO Advisors. Previously, he was a Vice
                                      President and portfolio manager at Pacific Investment Management
                                      Company from August 1992 to August 1996.
          David Young          1998   Vice President and an Account Manager at Pacific Investment
                                      Management Company. He has served in various capacities with
                                      Pacific Investment Management Company and its affiliates since
                                      January 1994. Previously, he was a Vice President and portfolio manager at Analytic Investment Management, Inc. from September 1988 to January 1994.

             * Each individual has served on the Committee since the inception of each Portfolio in September 1998.

              It is expected that, on or about May 8, 2000, Messrs. Cvengros and Venable will be replaced as members of the Asset Allocation Committee by Kenneth W. Corba and John S. Loftus. Mr. Corba is a Managing Director and Chief Investment Officer of the PIMCO Equity Advisors division of PIMCO Advisors, and a member of the Management Board of PIMCO Advisors. Prior to joining PIMCO Advisors, he was with Eagle Asset Management from 1995 to 1998, serving in various capacities including as Chief Investment Officer and Portfolio Manager. He was with Stein Roe & Farnham Inc. from 1984 to 1995. Mr. Loftus is a Managing Director of Pacific Investment Management Company, where he is a senior member of its investment strategy group. Mr. Loftus also heads the firm's product management area. Mr. Loftus joined Pacific Investment Management Company in 1986.

Advisory    The Portfolios do not pay any fees to PIMCO Advisors under the
Fees        Trust's investment advisory agreement in return for the advisory and asset allocation services provided by PIMCO Advisors. The
            Portfolios do, however, indirectly pay their proportionate share of the advisory fees paid to PIMCO Advisors and Pacific Investment
            Management Company by the Underlying Funds in which the Portfolios invest. See "Underlying Fund Expenses" below.

Administrative
Fees
            Each Portfolio pays for the administrative services it requires under a fee structure which is essentially fixed. Class A, Class B and Class C shareholders of each Portfolio pay an administrative fee to PIMCO Advisors, computed as a percentage of the Portfolio's assets attributable in the aggregate to those classes of shares. PIMCO Advisors, in turn, provides or procures administrative services for Class A, Class B and Class C shareholders and also bears the costs of various third-party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

              The Portfolios were not operational for the entire fiscal year ended June 30, 1999. Each Portfolio pays monthly administrative fees to PIMCO Advisors at an annual rate of 0.40% based on the average daily net assets attributable in the aggregate to the Portfolio's Class A, Class B and Class C shares up to $2.5 billion, and 0.35% based on such average daily net assets in excess of $2.5 billion. The Portfolios also indirectly pay their proportionate share of the administrative fees charged by PIMCO Advisors and

27 PIMCO Funds: Multi-Manager Series

            Pacific Investment Management Company to the Underlying Funds in which the Portfolios invest. See "Underlying Fund Expenses" below.

Underlying  The expenses associated with investing in a "fund of funds," such
Fund        as the Portfolios, are generally higher than those for mutual
Expenses    funds that do not invest primarily in other mutual funds. This is because shareholders in a "fund of funds" indirectly pay a portion of the fees and expenses charged at the underlying fund level.

              The Portfolios are structured in the following ways to lessen the impact of expenses incurred at the Underlying Fund level:

            . The Portfolios do not pay any fees for asset allocation or advisory services under the Trust's investment advisory agreement.

            . The Underlying Funds invest in Institutional Class shares of the
              Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

              The following table summarizes the annual expenses borne by
            Institutional Class shareholders of the Underlying Funds (based on estimates for the current fiscal year). Because the Portfolios invest in Institutional Class shares of the Underlying Funds, shareholders of each Portfolio indirectly bear a proportionate share of these expenses, depending upon how the Portfolio's assets are allocated from time to time among the Underlying Funds. See "Fees and Expenses of the Portfolio" in each Portfolio Summary above.

                                      Annual Underlying Fund Expenses
                                      (Based on the average daily net assets
                                      attributable to a Fund's Institutional
                                      Class shares):

                                      Advisory Admini-       Total Fund
           Underlying Fund            Fees     strative Fees Operating Expenses
               ----------------------------------------------------------------
           PIMCO Growth               0.50%    0.25%         0.75%
               ----------------------------------------------------------------
           PIMCO Target               0.55     0.25          0.80
               ----------------------------------------------------------------
           PIMCO Opportunity          0.65     0.25          0.90
               ----------------------------------------------------------------
           PIMCO Capital
            Appreciation              0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO Mid-Cap              0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO Small-Cap            1.00     0.25          1.25
               ----------------------------------------------------------------
           PIMCO Micro-Cap            1.25     0.25          1.50
               ----------------------------------------------------------------
           PIMCO Equity Income        0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO Renaissance          0.60     0.25          0.85
               ----------------------------------------------------------------
           PIMCO Value                0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO Small-Cap Value      0.60     0.25          0.85
               ----------------------------------------------------------------
           PIMCO Tax-Efficient
            Equity                    0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO Enhanced Equity      0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO StocksPLUS           0.40     0.25          0.65
               ----------------------------------------------------------------
           PIMCO International        0.55     0.50          1.05
               ----------------------------------------------------------------
           PIMCO International
            Growth                    0.85     0.50          1.35
               ----------------------------------------------------------------
           PIMCO Structured Emerging
            Markets                   0.45     0.50          0.95
               ----------------------------------------------------------------
           PIMCO Tax-Efficient
            Structured Emerging
            Markets                   0.45     0.50          0.95
               ----------------------------------------------------------------
           PIMCO Innovation           0.65     0.25          0.90
               ----------------------------------------------------------------
           PIMCO Money Market         0.15     0.20          0.35
               ----------------------------------------------------------------
           PIMCO Short-Term           0.25     0.20          0.45
               ----------------------------------------------------------------
           PIMCO Low Duration         0.25     0.18          0.43
               ----------------------------------------------------------------
           PIMCO Moderate Duration    0.25     0.20          0.45
               ----------------------------------------------------------------
           PIMCO Total Return         0.25     0.18          0.43
               ----------------------------------------------------------------
           PIMCO Total Return II      0.25     0.25          0.50
               ----------------------------------------------------------------
           PIMCO Long-Term U.S.
            Government                0.25     0.25          0.50
               ----------------------------------------------------------------
           PIMCO Global Bond          0.25     0.30          0.55
               ----------------------------------------------------------------
           PIMCO Foreign Bond         0.25     0.25          0.50
               ----------------------------------------------------------------
           PIMCO Emerging Markets
            Bond                      0.45     0.40          0.85
               ----------------------------------------------------------------
           PIMCO High Yield           0.25     0.25          0.50
               ----------------------------------------------------------------
           PIMCO Real Return Bond     0.25     0.27          0.52

                                                                   Prospectus 28

Distributor The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

            Investment Options -- Class A, B and C Shares

            The Trust offers investors Class A, Class B and Class C shares of each Portfolio in this Prospectus. Each class of shares is subject to different types and levels of sales charges than the other classes and bears a different level of expenses.

             The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class. More extensive information about the Trust's multi-class arrangements is included in the PIMCO Funds Shareholders' Guide for Class A, B and C Shares (the "Guide"), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See "How to Buy and Sell Shares--PIMCO Funds Shareholders' Guide" below.

Class A     .   You pay an initial sales charge of up to 5.50% when you buy
Shares          Class A shares. The sales charge is deducted from your
                investment so that not all of your purchase payment is invested.

            . You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

            . Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

            . You normally pay no contingent deferred sales charge ("CDSC") when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Class B     .   You do not pay an initial sales charge when you buy Class B
Shares          shares. The full amount of your purchase payment is invested initially.

            . You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

            . Class B shares are subject to higher 12b-1 fees than Class A shares for the first seven years they are held. During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

            . Class B shares automatically convert into Class A shares after they have been held for seven years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares.

Class C     .  You do not pay an initial sales charge when you buy Class C
Shares         shares. The full amount of your purchase payment is invested initially.

            . You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

            . Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

            . Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after seven years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than seven years.

29 PIMCO Funds: Multi-Manager Series

            The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

--------------------------------------------------------------------------------
Initial     Unless you are eligible for a waiver, the public offering price
Sales       you pay when you buy Class A shares of the Portfolios is the net
Charges--   asset value ("NAV") of the shares plus an initial sales charge.
Class A     The initial sales charge varies depending upon the size of your
Shares      purchase, as set forth below. No sales charge is imposed where
            Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions.

            90/10 Portfolio and 60/40 Portfolio

                                Initial Sales Charge         Initial Sales Charge
         Amount of              as % of Net                  as % of Public
         Purchase               Amount Invested              Offering Price
            ---------------------------------------------------------------------
         $0-$49,999             5.82%                        5.50%
            ---------------------------------------------------------------------
         $50,000-$99,999        4.71%                        4.50%
            ---------------------------------------------------------------------
         $100,000-$249,999      3.63%                        3.50%
            ---------------------------------------------------------------------
         $250,000-$499,999      2.56%                        2.50%
            ---------------------------------------------------------------------
         $500,000-$999,999      2.04%                        2.00%
            ---------------------------------------------------------------------
         $1,000,000 +           0.00%*                       0.00%*
            ---------------------------------------------------------------------

            30/70 Portfolio

                                Initial Sales Charge         Initial Sales Charge
         Amount of              as % of Net                  as % of Public
         Purchase               Amount Invested              Offering Price
            ---------------------------------------------------------------------
         $0-$49,999             4.71%                        4.50%
            ---------------------------------------------------------------------
         $50,000-$99,999        4.17%                        4.00%
            ---------------------------------------------------------------------
         $100,000-$249,999      3.63%                        3.50%
            ---------------------------------------------------------------------
         $250,000-$499,999      2.56%                        2.50%
            ---------------------------------------------------------------------
         $500,000-$999,999      2.04%                        2.00%
            ---------------------------------------------------------------------
         $1,000,000 +           0.00%*                       0.00%*
            ---------------------------------------------------------------------

            *As shown, investors that purchase $1,000,000 or more of any Portfolio's Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See "CDSCs on Class A Shares" below.

--------------------------------------------------------------------------------
Contingent  Unless you are eligible for a waiver, if you sell (redeem) your
Deferred    Class B or Class C shares within the time periods specified below,
Sales       you will pay a CDSC according to the following schedules.
Charges
(CDSCs)
-- Class
B and
Class C
Shares


Class B
Shares
         Years Since Purchase             Percentage Contingent
         Payment was Made                 Deferred Sales Charge
            -----------------------------------------------------------------------------
         First                            5
            -----------------------------------------------------------------------------
         Second                           4
            -----------------------------------------------------------------------------
         Third                            3
            -----------------------------------------------------------------------------
         Fourth                           3
            -----------------------------------------------------------------------------
         Fifth                            2
            -----------------------------------------------------------------------------
         Sixth                            1
            -----------------------------------------------------------------------------
         Seventh                          0*
            -----------------------------------------------------------------------------

            *After the seventh year, Class B shares convert into Class A shares.

Class C
Shares
         Years Since Purchase             Percentage Contingent
         Payment was Made                 Deferred Sales Charge
            -----------------------------------------------------------------------------
         First                            1
            -----------------------------------------------------------------------------
         Thereafter                       0
            -----------------------------------------------------------------------------


                                                                   Prospectus 30

--------------------------------------------------------------------------------
CDSCs on    Unless a waiver applies, investors who purchase $1,000,000 or more
Class A     of Class A shares (and, thus, pay no initial sales charge) will be
Shares      subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See
            "Reductions and Waivers of Initial Sales Charges and CDSCs" below.

--------------------------------------------------------------------------------
How CDSCs   A CDSC is imposed on redemptions of Class B and Class C shares
are         (and where applicable, Class A shares) on the amount of the
Calculated  redemption which causes the current value of your account for the particular class of shares of a Portfolio to fall below the total dollar amount of your purchase payments subject to the CDSC.
            However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account (from which a redemption or exchange has not already been effected).

             For instance, the following example illustrates the operation of the Class B CDSC:

              . Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Portfolio and that six months later the value of the investor's account for that Portfolio has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Portfolio ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Portfolio was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

             In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all shares of a particular class of a Portfolio in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

--------------------------------------------------------------------------------
Reductions  The initial sales charges on Class A shares and the CDSCs on Class
and         A, Class B and Class C shares may be reduced or waived under
Waivers     certain purchase arrangements and for certain categories of
of          investors. Please see the Guide for details. The Guide is
Initial     available free of charge from the Distributor. See "How to Buy and
Sales       Sell Shares--PIMCO Funds Shareholders' Guide" below.
Charges
and CDSCs

--------------------------------------------------------------------------------
DistributionThe Portfolios pay fees to the Distributor on an ongoing basis as
and         compensation for the services the Distributor renders and the
Servicing   expenses it bears in connection with the sale and distribution of
(12b-1)     Portfolio shares ("distribution fees") and/or in connection with
Plans       personal services rendered to Portfolio shareholders and the maintenance of shareholder accounts ("servicing fees"). These payments are made pursuant to Distribution and Servicing Plans
            ("12b-1 Plans") adopted by each Portfolio pursuant to Rule 12b-1 under the Investment Company Act of 1940.

             There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Portfolio's average daily net assets attributable to the particular class of shares):

                                        Servicing                               Distribution
         All Portfolios                 Fee                                     Fee
            --------------------------------------------------------------------------------
         Class A                        0.25%                                   None
            --------------------------------------------------------------------------------
         Class B                        0.25%                                   0.75%
            --------------------------------------------------------------------------------
         Class C                        0.25%                                   0.75%
            --------------------------------------------------------------------------------

             Because 12b-1 fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. Therefore, although Class B and Class C shares do not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for seven years and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.


31 PIMCO Funds: Multi-Manager Series

            How Portfolio Shares Are Priced

            The net asset value ("NAV") of a Portfolio's Class A, Class B and Class C shares is determined by dividing the total value of a Portfolio's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             The assets of each Portfolio consist of shares of the Underlying
            Funds, which are valued at their respective NAVs at the time of valuation of the Portfolios' shares. For purposes of calculating the NAV of Underlying Fund shares, portfolio securities and other assets of the Funds for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees of the Underlying Fund, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Fund's Board of Trustees or persons acting at the Board's direction.

             Underlying Fund investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of an Underlying Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed. As a result, to the extent that a Portfolio invests in Underlying Funds that hold foreign securities, the NAV of the Portfolio's shares may change at times when you can not purchase, redeem or exchange shares.

             Portfolio and Underlying Fund shares are valued at the close of regular trading (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Underlying Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Underlying Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Underlying Funds may value securities at fair value or estimate their value as determined in good faith by the Fund's Board of Trustees pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Underlying Fund's Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

            How to Buy and Sell Shares

            The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Portfolios.

PIMCO
Funds
Shareholders'
Guide
            More detailed information about the Trust's purchase, sale and exchange arrangements for Portfolio shares is provided in the PIMCO Funds Shareholders' Guide, which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

            .  Automated telephone and wire transfer procedures
            .  Automatic purchase, exchange and withdrawal programs
            . Programs that establish a link from your Portfolio account to your bank account
            .  Special arrangements for tax-qualified retirement plans
            . Investment programs which allow you to reduce or eliminate the initial sales charges on Class A shares
            . Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

                                                                   Prospectus 32

Calculation When you buy shares of the Portfolios, you pay a price equal to
of Share    the NAV of the shares, plus any applicable sales charge. When you
Price and   sell (redeem) shares, you receive an amount equal to the NAV of
Redemption  the shares, minus any applicable CDSC. NAVs are determined at the
Payments    close of regular trading (normally, 4:00 p.m., Eastern time) on the New York Stock Exchange on each day the New York Stock
            Exchange is open. See "How Portfolio Shares Are Priced" above for details. Generally, purchase and redemption orders for Portfolio shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the close of regular trading on the New York Stock Exchange and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed at that day's NAV). Please see the Guide for details.

             The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day's NAV).

Buying      You can buy Class A, Class B or Class C shares of the Portfolios
Shares      in the following ways:

             . Through your broker, dealer or other financial intermediary.
            Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

             . Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

             If you wish to invest directly by mail, please send a check payable to PIMCO Funds Distributors LLC, along with a completed application form to:

                                    PIMCO Funds Distributors LLC
                                    P.O. Box 9688
                                    Providence, RI 02940-0926

             The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PIMCO Funds Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

             The Guide describes a number of additional ways you can make direct investments, including through the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

             The Distributor, in its sole discretion, may accept or reject any order for purchase of Portfolio shares. No share certificates will be issued unless specifically requested in writing.

Investment  The following investment minimums apply for purchases of Class A,
Minimums    Class B and Class C shares:

                     Initial Investment                 Subsequent Investments
                     ------------------                 ----------------------
                     $2,500 per Portfolio                 $100 per Portfolio

             Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.

Small
Account
Fee
            Because of the disproportionately high costs of servicing accounts with low balances, if you have a direct account with the Distributor, you will be charged a fee at the annual rate of $16 if your account balance for any Portfolio falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA and Auto-Invest accounts for which the limit is $1,000. The fee also applies to employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs and SAR/SEPs. (A separate custodial fee may

33 PIMCO Funds: Multi-Manager Series
            apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Portfolio account in quarterly installments and paid to the Administrator. Each Portfolio account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum     Due to the relatively high cost to the Portfolios of maintaining
Account     small accounts, you are asked to maintain an account balance in
Size        each Portfolio in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Portfolio remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Portfolio account after giving you
            60 days to increase your balance. Your Portfolio account will not be liquidated if the reduction in size is due solely to a decline in market value of your Portfolio shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging  You may exchange your Class A, Class B or Class C shares of any
Shares Portfolio for the same Class of shares of any other Portfolio or of another series of the Trust or PIMCO Funds: Pacific Investment Management Series, subject to any restrictions on exchanges set forth in the applicable fund's or series' prospectus(es). Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Exchanges are subject to the $2,500 minimum initial purchase requirements for each Portfolio, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to PIMCO Funds Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

             The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Portfolio and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Portfolio. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Portfolio, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Portfolio. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Portfolio) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceeding sentence, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days' advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, B and C shares.

             The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

Selling     You can sell (redeem) Class A, Class B or Class C shares of the
Shares      Portfolios in the following ways:

              . Through your broker, dealer or other financial intermediary.
            Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return.

              . Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust's Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926:

              (1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

                                                                   Prospectus 34

              (2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "Signature Guarantee" below;

              (3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

              (4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

             A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account, and to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request to the Trust if they are held in broker "street name" accounts--you must redeem through your broker.

             If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records, and/or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under "Signature Guarantee" below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

             The Guide describes a number of additional ways you can redeem your shares, including:

              . Telephone requests to the Transfer Agent
              . PIMCO Funds Automated Telephone System (ATS)
              . Expedited wire transfers
              . Automatic Withdrawal Plan
              . PIMCO Funds Fund Link

             Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

             Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

             Redemptions of Portfolio shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Portfolios or the Underlying Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

Timing of
Redemption
Payments
            Redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer. Under unusual circumstances, the Trust may delay your redemption payments for more than seven days, as permitted by law.

35 PIMCO Funds: Multi-Manager Series

Redemptions The Trust has agreed to redeem shares of each Portfolio solely in
In Kind cash up to the lesser of $250,000 or 1% of the Portfolio's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Portfolio in lieu of cash. If your shares are redeemed in kind, you may incur transaction costs upon the disposition of the securities received in the distribution.

CertificatedIf you are redeeming shares for which certificates have been
Shares issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "Signature Guarantee" below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature   When a signature guarantee is called for, you should have
Guarantee   "Signature Guaranteed" stamped under your signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"). The
            Distributor reserves the right to reject any signature guarantee pursuant to its written signature guarantee standards or procedures, which may be revised in the future to permit it to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented
            Prospectus.

            Portfolio Distributions

            Each Portfolio distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Portfolio shares the day after the Trust receives your purchase payment. Dividends paid by each Portfolio with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The following shows when each Portfolio intends to declare and distribute income dividends to shareholders of record.

          Portfolio             At Least Annually           Quarterly           Monthly
            ---------------------------------------------------------------------------
          90/10 Portfolio               .
            ---------------------------------------------------------------------------
          60/40 Portfolio                                       .
            ---------------------------------------------------------------------------
          30/70 Portfolio                                                          .
            ---------------------------------------------------------------------------

             In addition, each Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

             You can choose from the following distribution options:

            . Reinvest all distributions in additional shares of the same class of your Portfolio at NAV. This will be done unless you elect another option.

            . Invest all distributions in shares of the same class of any other Portfolio or another series of the Trust or PIMCO Funds:
               Pacific Investment Management Series which offers that class at NAV. You must have an account existing in the Portfolio or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

            . Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

                                                                   Prospectus 36

             You do not pay any sales charges on shares you receive through the reinvestment of Portfolio distributions.

             If you elect to receive Portfolio distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

             For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.

            Tax Consequences

             . Taxes on Portfolio distributions. If you are subject to U.S.
            federal income tax, you will be subject to tax on Portfolio distributions whether you received them in cash or reinvested them in additional shares. For federal income tax purposes, Portfolio distributions will be taxable to you as either ordinary income or capital gains.

             Portfolio dividends (i.e., distributions of investment income)
            are taxable to you as ordinary income. Federal taxes on Portfolio distributions of gains are determined by how long the Portfolio owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Portfolio owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Portfolio owned for 12 months or less will generally be taxable to you as ordinary income.

             Portfolio distributions are taxable to you even if they are paid from income or gains earned by a Portfolio prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Portfolio distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

             The Portfolios' use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders. See "Taxation--Distributions" in the Statement of Additional Information.

             . Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Portfolio shares will generally be subject to federal income tax. When you exchange shares of a Portfolio for shares of another Portfolio or series of the Trust, the transaction will be treated as a sale of the first Portfolio's shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

             This section relates only to federal income tax consequences of investing in the Portfolios; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Portfolio dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Portfolios.


37 PIMCO Funds: Multi-Manager Series

                      (This page left blank intentionally)




                                                                   Prospectus 38

            Financial Highlights

            The financial highlights table is intended to help you understand the financial performance of Class A, Class B and Class C shares of each Portfolio since the class of shares was first offered. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.

 Year or                                          Net Realized/                   Dividends  Dividends in
 Period             Net Asset Value      Net        Unrealized    Total Income    From Net   Excess of Net
 Ended                 Beginning     Investment   Gain (Loss) on From Investment Investment   Investment
                       of Period    Income (Loss)  Investments     Operations      Income       Income
----------------------------------------------------------------------------------------------------------
90/10 Portfolio
 Class A
 09/30/98-06/30/99      $10.00        $0.16(a)       $2.19(a)         $2.35        $(0.15)      $(0.03)
 Class B
 09/30/98-06/30/99       10.00         0.16(a)        2.13(a)          2.29         (0.15)       (0.03)
 Class C
 09/30/98-06/30/99       10.00         0.07(a)        2.22(a)          2.29         (0.15)       (0.03)

60/40 Portfolio
 Class A
 09/30/98-06/30/99      $10.00        $0.31(a)       $1.23(a)         $1.54        $(0.27)       $0.00
 Class B
 09/30/98-06/30/99       10.00         0.16(a)        1.31(a)          1.47         (0.22)        0.00
 Class C
 09/30/98-06/30/99       10.00         0.18(a)        1.29(a)          1.47         (0.23)        0.00

30/70 Portfolio
 Class A
 09/30/98-06/30/99      $10.00        $0.58(a)       $0.11(a)         $0.69        $(0.36)       $0.00
 Class B
 09/30/98-06/30/99       10.00         0.32(a)        0.31(a)          0.63         (0.31)        0.00
 Class C
 09/30/98-06/30/99       10.00         0.26(a)        0.36(a)          0.62         (0.32)        0.00

-------
* Annualized
 (a) Per share amounts based upon average number of shares outstanding during the period.

39 PIMCO Funds: Multi-Manager Series

                                                                               Ratio of Net
                                                                  Ratio of      Investment
                        Net Asset                                Expenses to Income (Loss) to
   Total              Value End of               Net Assets End  Average Net   Average Net      Portfolio
Ditributionss             Period   Total Return of Period (000s)   Assets         Assets      Turnover Rate
  ---------------------------------------------------------------------------------------------------------
              $(0.18)    $12.17       23.69%         $  647         0.65%*        1.91%*           48%
               (0.18)     12.11       23.03           1,920         1.40*         1.87*            48
               (0.18)     12.11       23.03           7,969         1.40*         0.77*            48
              $(0.27)    $11.27       15.50%         $2,196         0.65%*        3.76%*           39%
               (0.22)     11.25       14.83           3,653         1.40*         1.92*            39
               (0.23)     11.24       14.82           9,826         1.40*         2.14*            39

              $(0.36)    $10.33        6.91%         $  407         0.65%*        7.54%*           37%

               (0.31)     10.32        6.29           1,738         1.40*         4.09*            37
               (0.32)     10.30        6.27           4,969         1.40*         3.39*            37

                                                                   Prospectus 40

           --------------------------------------------------------------------
PIMCO FundsINVESTMENT ADVISER AND ADMINISTRATOR
Asset      PIMCO Advisors L.P., 800 Newport Center Drive, Newport Beach, CA
Allocation 92660
Series     --------------------------------------------------------------------
           DISTRIBUTOR
           PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT
           06902
           --------------------------------------------------------------------
           CUSTODIAN
           State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO
           64105
           --------------------------------------------------------------------
           SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT
           PFPC, Inc., P.O. Box 9688, Providence, RI 02940
           --------------------------------------------------------------------
           INDEPENDENT ACCOUNTANTS
           PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105
           --------------------------------------------------------------------
           LEGAL COUNSEL
           Ropes & Gray, One International Place, Boston, MA 02110
           --------------------------------------------------------------------
           For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcofunds.com.


                                                     Not part of the Prospectus

Investment Advisor and Administrator
PIMCO Advisors L.P.
800 Newport Center Drive Newport
Beach, CA 92660

Distributor
PIMCO Funds Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

Custodian
State Street Bank & Trust Co.
801 Pennsylvania
Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent
PFPC, Inc.
Box 9688
Providence, RI 02940

Independent Accountants
PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, MO 64105

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110

For further information about
PIMCO Funds Asset Allocation Series, call
1-800-426-0107 or visit our Web site
at www.pimcofunds.com


[PIMCO FUNDS LOGO APPEARS HERE]

PIMCO Funds

2187 Atlantic Street
Stamford, CT 06877